Schedule of Investments Dividend Growth Fund^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 99.0%
Banks 4.4%
11,650	JPMorgan Chase & Co.	$2,909,238
8,550	PNC Financial Services Group, Inc.	1,835,856
		4,745,094
Capital Markets 7.9%
1,275	Blackrock, Inc.	1,304,070
7,700	Cboe Global Markets, Inc.	1,662,045
37,275	Charles Schwab Corp.	3,084,879
18,300	Morgan Stanley	2,408,463
		8,459,457
Chemicals 0.9%
16,915	Novonesis (Novozymes) B Class B	992,911
Commercial Services & Supplies 0.3%
2,853	Veralto Corp.	308,666
Consumer Finance 1.7%
6,050	American Express Co.	1,843,314
Consumer Staples Distribution & Retail 2.3%
26,275	Walmart, Inc.	2,430,437
Electrical Equipment 4.9%
97,125	Siemens Energy AG*	5,244,211
Electronic Equipment, Instruments & Components 3.6%
53,000	Amphenol Corp. Class A	3,850,450
Energy Equipment & Services 1.2%
14,625	Noble Corp. PLC	489,499
18,675	Schlumberger NV	820,579
		1,310,078
Entertainment 5.1%
21,550	Electronic Arts, Inc.	3,527,089
16,375	Walt Disney Co.	1,923,571
		5,450,660
Financial Services 0.8%
16,850	Equitable Holdings, Inc.	812,676
Food Products 3.7%
15,075	McCormick & Co., Inc.	1,182,031
1,285	McCormick & Co., Inc.	99,575
20,150	Mondelez International, Inc. Class A	1,308,742
42,255	Tootsie Roll Industries, Inc.	1,398,640
		3,988,988
Gas Utilities 2.0%
27,865	Southwest Gas Holdings, Inc.	2,177,928
Ground Transportation 1.7%
50,125	CSX Corp.	1,832,069
Number of Shares		Value
Health Care Equipment & Supplies 1.6%
4,150	Becton Dickinson & Co.	$920,885
8,975	Medtronic PLC	776,697
		1,697,582
Hotels, Restaurants & Leisure 1.4%
5,200	McDonald's Corp.	1,539,252
Industrial Conglomerates 1.8%
8,200	Honeywell International, Inc.	1,910,026
Industrial REITs 1.8%
30,955	Terreno Realty Corp.	1,876,802
Insurance 1.9%
5,175	Aon PLC Class A	2,026,219
Life Sciences Tools & Services 4.2%
13,535	Agilent Technologies, Inc.	1,867,424
10,910	Danaher Corp.	2,615,018
		4,482,442
Machinery 1.2%
5,050	Nordson Corp.	1,318,000
Media 1.7%
43,200	Comcast Corp. Class A	1,865,808
Metals & Mining 3.2%
29,125	Freeport-McMoRan, Inc.	1,287,325
34,200	Wheaton Precious Metals Corp.	2,131,686
		3,419,011
Multi-Utilities 1.1%
11,980	Public Service Enterprise Group, Inc.	1,129,714
Office REITs 1.4%
72,440	Equity Commonwealth*	1,473,430
Oil, Gas & Consumable Fuels 2.8%
36,500	Devon Energy Corp.	1,385,175
5,250	Expand Energy Corp.	519,540
13,894	Shell PLC	448,311
10,075	Shell PLC ADR	652,255
		3,005,281
Pharmaceuticals 4.0%
35,885	AstraZeneca PLC ADR	2,426,544
2,295	Eli Lilly & Co.	1,825,328
		4,251,872
Professional Services 1.2%
4,300	Automatic Data Processing, Inc.	1,319,799
Semiconductors & Semiconductor Equipment 11.8%
15,675	Analog Devices, Inc.	3,417,934
18,280	Applied Materials, Inc.	3,193,699
See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
21,250	QUALCOMM, Inc.	$3,368,762
16,355	Universal Display Corp.	2,690,725
		12,671,120
Software 6.6%
2,370	Intuit, Inc.	1,520,900
9,675	Microsoft Corp.	4,096,975
4,325	Salesforce, Inc.	1,427,207
		7,045,082
Specialty Retail 2.5%
21,100	TJX Cos., Inc.	2,652,059
Technology Hardware, Storage & Peripherals 3.2%
14,250	Apple, Inc.	3,381,952
Textiles, Apparel & Luxury Goods 3.0%
16,565	Cie Financiere Richemont SA Class A	2,308,114
11,470	NIKE, Inc. Class B	903,492
		3,211,606
Number of Shares		Value
Wireless Telecommunication Services 2.1%
9,325	T-Mobile U.S., Inc.	$2,302,715
Total Common Stocks (Cost $64,975,616)		106,026,711

Short-Term Investments 0.9%
Investment Companies 0.9%
936,037	State Street Institutional Treasury Money Market Fund Premier Class, 4.57%(a) (Cost $936,037)	936,037
Total Investments 99.9% (Cost $65,911,653)		106,962,748
Other Assets Less Liabilities 0.1%		99,863
Net Assets 100.0%		$107,062,611

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2024.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$92,923,245	86.8%
Germany	5,244,211	4.9%
United Kingdom	2,426,544	2.3%
Switzerland	2,308,114	2.1%
Brazil	2,131,686	2.0%
Denmark	992,911	0.9%
Short-Term Investments and Other Assets—Net	1,035,900	1.0%
	$107,062,611	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$106,026,711	$—	$—	$106,026,711
Short-Term Investments	—	936,037	—	936,037
Total Investments	$106,026,711	$936,037	$—	$106,962,748

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 92.3%
Australia 1.3%
38,894	Rio Tinto PLC	$2,447,234
Brazil 5.3%
316,326	Banco BTG Pactual SA	1,603,716
115,524	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,798,450
270,670	Embraer SA*	2,634,371
47,363	ERO Copper Corp.*(a)	723,561
1,139	MercadoLibre, Inc.*	2,261,109
211,829	Petroleo Brasileiro SA	1,379,658
		10,400,865
China 24.0%
2,906,000	Agricultural Bank of China Ltd. Class A	1,927,848
485,036	Alibaba Group Holding Ltd.	5,214,134
47,000	BYD Co. Ltd. Class H	1,531,755
2,440,000	China Construction Bank Corp. Class H	1,834,374
369,500	China Merchants Bank Co. Ltd. Class H	1,673,847
52,736	Contemporary Amperex Technology Co. Ltd. Class A	1,900,111
87,000	JD.com, Inc. Class A	1,607,757
185,400	Meituan Class B*(b)	4,019,454
143,500	Midea Group Co. Ltd.*	1,278,912
19,400	NAURA Technology Group Co. Ltd. Class A	1,112,226
15,365	NetEase, Inc. ADR	1,344,130
335,600	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,432,566
20,800	PDD Holdings, Inc. ADR*	2,008,448
267,000	Ping An Insurance Group Co. of China Ltd. Class H	1,537,204
114,656	Proya Cosmetics Co. Ltd. Class A	1,449,943
31,016	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,114,317
180,650	Sieyuan Electric Co. Ltd. Class A	1,940,670
189,800	Tencent Holdings Ltd.	9,707,816
21,386	Trip.com Group Ltd. ADR*	1,382,605
65,200	Wuliangye Yibin Co. Ltd. Class A	1,319,827
539,400	Xiaomi Corp. Class B*(b)	1,923,606
		47,261,550
Greece 0.9%
1,164,805	Alpha Services & Holdings SA	1,807,773
Hungary 1.8%
36,384	OTP Bank Nyrt	1,973,860
Number of Shares		Value
Hungary – cont'd
58,783	Richter Gedeon Nyrt	$1,566,643
		3,540,503
India 20.8%
172,949	Anant Raj Ltd.	1,374,443
321,948	ASK Automotive Ltd.	1,721,069
106,207	AurionPro Solutions Ltd.	2,048,818
314,454	Bharat Electronics Ltd.	1,144,924
67,618	Bharti Airtel Ltd.	1,303,605
83,516	Cholamandalam Investment & Finance Co. Ltd.	1,220,673
267,999	CMS Info Systems Ltd.	1,573,176
11,393	Craftsman Automation Ltd.	687,655
34,066	Doms Industries Ltd.	1,211,554
20,107	Hindustan Aeronautics Ltd.(b)	1,063,696
57,431	Hyundai Motor India Ltd.*	1,298,882
126,416	ICICI Bank Ltd.	1,943,003
92,422	IndusInd Bank Ltd.	1,087,729
77,568	JB Chemicals & Pharmaceuticals Ltd.	1,592,372
108,009	Jyoti CNC Automation Ltd.*(b)	1,590,104
19,230	Kaynes Technology India Ltd.*	1,357,914
20,542	Larsen & Toubro Ltd.	904,861
62,217	Mahindra & Mahindra Ltd.	2,189,546
195,333	PDS Ltd.	1,283,938
4,084	Pine Labs PTE Ltd.*#(c)(d)	1,179,418
147,034	PNB Housing Finance Ltd.*(b)	1,550,103
91,816	Reliance Industries Ltd.	1,403,380
1,431,636	SBFC Finance Ltd.*	1,468,466
1,696,357	SpiceJet Ltd.*	1,238,496
39,385	Sun Pharmaceutical Industries Ltd.	831,550
76,239	Venus Pipes & Tubes Ltd.(b)	1,469,809
10,423	Voltamp Transformers Ltd.	1,250,186
172,661	XPRO India Ltd.	3,020,169
40,703	Yasho Industries Ltd.	865,158
27,682	Zomato Ltd.*	91,535
		40,966,232
Indonesia 1.3%
8,161,800	Bank Negara Indonesia Persero Tbk. PT	2,565,211
Japan 0.6%
4,200	Disco Corp.(a)	1,139,535
Korea 7.6%
21,465	DB Insurance Co. Ltd.	1,680,211
3,623	Hanwha Aerospace Co. Ltd.	811,575
5,347	HD Hyundai Electric Co. Ltd.	1,339,577
30,148	Kia Corp.	2,007,633
130,856	Samsung Electronics Co. Ltd.	5,083,972
40,139	Sanil Electric Co. Ltd.*	1,769,505
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Korea – cont'd
19,977	SK Hynix, Inc.	$2,289,755
		14,982,228
Luxembourg 0.6%
262,851	Zabka Group SA*	1,249,560
Mexico 1.5%
1,062,758	FIBRA Macquarie Mexico(b)	1,660,666
203,133	Grupo Financiero Banorte SAB de CV Class O	1,334,801
		2,995,467
Peru 1.0%
10,266	Credicorp Ltd.	1,904,035
Philippines 1.0%
759,810	BDO Unibank, Inc.	2,002,058
Saudi Arabia 1.5%
123,117	Al Rajhi Bank	2,986,787
South Africa 2.4%
82,940	Bid Corp. Ltd.	2,029,052
197,878	Standard Bank Group Ltd.	2,599,021
		4,628,073
Taiwan 15.9%
81,000	Accton Technology Corp.	1,638,303
118,000	Delta Electronics, Inc.	1,384,047
749,000	Far EasTone Telecommunications Co. Ltd.	2,072,933
465,000	Hon Hai Precision Industry Co. Ltd.	2,798,618
60,000	MediaTek, Inc.	2,318,136
689,839	Taiwan Semiconductor Manufacturing Co. Ltd.	21,151,976
		31,364,013
United Arab Emirates 2.0%
472,662	Abu Dhabi Islamic Bank PJSC	1,680,679
2,436,310	Adnoc Gas PLC	2,321,622
		4,002,301
United States 2.2%
26,542	NVIDIA Corp.	3,669,432
4,252	Onto Innovation, Inc.*	698,093
		4,367,525
Vietnam 0.6%
1,315,400	Vietnam Technological & Commercial Joint Stock Bank	1,224,352

Total Common Stocks (Cost $153,865,825)		181,835,302
Number of Shares		Value

Preferred Stocks 5.2%
India 5.2%
217,973	Gupshup, Inc., Series F*#(c)(d)	$3,559,499
9,762	Pine Labs PTE Ltd., Series 1*#(c)(d)	2,819,168
2,439	Pine Labs PTE Ltd., Series A*#(c)(d)	704,408
2,654	Pine Labs PTE Ltd., Series B*#(c)(d)	766,528
2,147	Pine Labs PTE Ltd., Series B2*#(c)(d)	620,204
3,993	Pine Labs PTE Ltd., Series C*#(c)(d)	1,154,057
841	Pine Labs PTE Ltd., Series C1*#(c)(d)	244,823
900	Pine Labs PTE Ltd., Series D*#(c)(d)	263,502

Total Preferred Stocks (Cost $13,478,212)		10,132,189
Participatory Notes 2.1%
India 2.1%
625,950	Bajaj Housing Finance Ltd. (issuer JP Morgan Structured Products), Expires 9/25/2025 *#(b)(d)(e)	1,006,527
251,845	Bajaj Housing Finance Ltd. (issuer JP Morgan Structured Products), Expires 9/25/2025*(b)(d)	404,967
44,204	WAAREE Energies Ltd. (issuer JP Morgan Structured Products), Expires 11/5/2025*#(b)(d)(e)	1,395,627
44,203	WAAREE Energies Ltd. (issuer JP Morgan Structured Products), Expires 11/5/2025*(b)(d)	1,395,595
Total Participatory Notes (Cost $2,322,993)		4,202,716

Short-Term Investments 1.4%
Investment Companies 1.4%
2,033,726	State Street Institutional Treasury Money Market Fund Premier Class, 4.57%(f)	2,033,726
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Investment Companies – cont'd
746,019	State Street Navigator Securities Lending Government Money Market Portfolio, 4.64%(f)(g)	$746,019
Total Short-Term Investments (Cost $2,779,745)		2,779,745
Total Investments 101.0% (Cost $172,446,775)		198,949,952
Liabilities Less Other Assets (1.0)%		(1,935,771)
Net Assets 100.0%		$197,014,181

*	Non-income producing security.
(a)
All or a portion of this security is on loan at November 30, 2024. Total value of all such securities at
November 30, 2024 amounted to $734,442, collateralized by cash collateral of $746,019 and non-cash
(U.S. Treasury Securities) collateral of $16,142 for the Fund.

(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2024 amounted to $17,480,154, which represents 8.9% of net assets of the Fund.

(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of November 30, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at November 30, 2024 amounted to $15,514,323, which represents 7.9% of net assets of the Fund.

(e)
Security is subject to a lock-up agreement. Fair value is based on the unadjusted market price of the equivalent security. As of November 30, 2024, the total fair value of unadjusted securities subject to contractual sale restrictions is $2,402,154, which represents 1.2% of net assets of the Fund. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse. The restriction is set to expire on the date shown in the table.

Security	Shares	Lock-up period	Expiration of Restriction
Bajaj Housing Finance Ltd.	625,950	90 days	12/12/2024
Waaree Energies Ltd.	44,204	90 days	1/22/2025

(f)	Represents 7-day effective yield as of November 30, 2024.
(g)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at November 30, 2024 amounted to $13,713,761, which represents 7.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 11/30/2024	Fair Value Percentage of Net Assets as of 11/30/2024
Bajaj Housing Finance Ltd.	9/13/2024	$524,546	$1,006,527	0.5%
Gupshup, Inc. (Series F Preferred Shares)	7/16/2021	4,983,996	3,559,499	1.8%
Pine Labs PTE Ltd.	7/6/2021	1,525,790	1,179,418	0.6%
Pine Labs PTE Ltd. (Series 1 Preferred Shares)	7/6/2021	3,647,103	2,819,168	1.4%
Pine Labs PTE Ltd. (Series A Preferred Shares)	7/6/2021	911,215	704,408	0.4%
Pine Labs PTE Ltd. (Series B Preferred Shares)	7/6/2021	991,540	766,528	0.4%
Pine Labs PTE Ltd. (Series B2 Preferred Shares)	7/6/2021	802,124	620,204	0.3%
Pine Labs PTE Ltd. (Series C Preferred Shares)	7/6/2021	1,491,793	1,154,057	0.6%
Pine Labs PTE Ltd. (Series C1 Preferred Shares)	7/6/2021	314,199	244,823	0.1%
Pine Labs PTE Ltd. (Series D Preferred Shares)	7/6/2021	336,242	263,502	0.2%
WAAREE Energies Ltd.	10/28/2024	793,709	1,395,627	0.7%
Total		$16,322,257	$13,713,761	7.0%
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	$32,379,153	16.4%
Banks	28,545,378	14.5%
IT Services	11,311,607	5.7%
Broadline Retail	11,091,448	5.6%
Interactive Media & Services	9,707,816	4.9%
Electrical Equipment	9,632,615	4.9%
Automobiles	7,027,816	3.6%
Technology Hardware, Storage & Peripherals	7,007,578	3.6%
Aerospace & Defense	5,654,566	2.9%
Electronic Equipment, Instruments & Components	5,540,579	2.8%
Hotels, Restaurants & Leisure	5,493,594	2.8%
Oil, Gas & Consumable Fuels	5,104,660	2.6%
Metals & Mining	4,640,604	2.4%
Pharmaceuticals	3,990,565	2.0%
Chemicals	3,885,327	2.0%
Wireless Telecommunication Services	3,376,538	1.7%
Consumer Staples Distribution & Retail	3,278,612	1.7%
Insurance	3,217,415	1.6%
Commercial Services & Supplies	2,784,730	1.4%
Consumer Finance	2,689,139	1.4%
Machinery	2,277,759	1.2%
Software	2,048,818	1.0%
Water Utilities	1,798,450	0.9%
Automobile Components	1,721,069	0.9%
Industrial REITs	1,660,666	0.8%
Communications Equipment	1,638,303	0.8%
Capital Markets	1,603,716	0.8%
Financial Services	1,550,103	0.8%
Personal Care Products	1,449,943	0.7%
Real Estate Management & Development	1,374,443	0.7%
Entertainment	1,344,130	0.7%
Beverages	1,319,827	0.7%
Textiles, Apparel & Luxury Goods	1,283,938	0.7%
Household Durables	1,278,912	0.6%
Passenger Airlines	1,238,496	0.6%
Health Care Equipment & Supplies	1,114,317	0.6%
Construction & Engineering	904,861	0.5%
Short-Term Investments and Other Liabilities—Net	843,974	0.4%
	$197,014,181	100.0%
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
India	$39,786,814	$—	$1,179,418	$40,966,232
Saudi Arabia	—	2,986,787	—	2,986,787
Other Common Stocks#	137,882,283	—	—	137,882,283
Total Common Stocks	177,669,097	2,986,787	1,179,418	181,835,302
Participatory Notes#	—	4,202,716	—	4,202,716
Preferred Stocks#	—	—	10,132,189	10,132,189
Short-Term Investments	—	2,779,745	—	2,779,745
Total Investments	$177,669,097	$9,969,248	$11,311,607	$198,949,952

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2024
Investments in Securities:
Common Stocks(1)	$1,179	$—	$—	$—	$—	$—	$—	$—	$1,179	$—
Preferred Stocks(1)	10,132	—	—	—	—	—	—	—	10,132	—
Total	$11,311	$—	$—	$—	$—	$—	$—	$—	$11,311	$—

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 11/30/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$1,179,418	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	10.6x	10.6x	Increase
			Discount Rate	4.3%	4.3%	Decrease
			Term (Years)	1.4	1.4	Decrease
			Expected Volatility	50.0%	50.0%	Decrease
Preferred Stocks	10,132,189	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	3.4x - 10.6x	8.1x	Increase
			Discount Rate	4.3%	4.3%	Decrease
			Term (Years)	1.4	1.4	Decrease
			Expected Volatility	50.0% - 65.0%	55.3%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 98.9%
Aerospace & Defense 4.1%
820,945	BAE Systems PLC	$12,839,037
52,440	Lockheed Martin Corp.	27,762,261
		40,601,298
Banks 7.7%
123,255	JPMorgan Chase & Co.(a)	30,779,239
64,300	PNC Financial Services Group, Inc.	13,806,496
408,855	Wells Fargo & Co.	31,142,485
		75,728,220
Beverages 1.8%
151,960	Coca-Cola Co.	9,737,597
248,570	Keurig Dr. Pepper, Inc.	8,115,810
		17,853,407
Capital Markets 4.1%
45,510	CME Group, Inc.	10,831,380
20,545	Goldman Sachs Group, Inc.	12,503,071
127,500	Morgan Stanley	16,780,275
		40,114,726
Construction & Engineering 3.5%
129,956	Everus Construction Group, Inc.*	8,272,999
637,457	Ferrovial SE	26,323,692
		34,596,691
Construction Materials 3.4%
172,825	CRH PLC	17,674,813
124,025	Heidelberg Materials AG	15,671,920
		33,346,733
Diversified Telecommunication Services 2.7%
300,845	AT&T, Inc.	6,967,570
8,350,200	Singapore Telecommunications Ltd.	19,338,553
		26,306,123
Electric Utilities 3.4%
330,700	FirstEnergy Corp.	14,071,285
251,100	NextEra Energy, Inc.	19,754,037
		33,825,322
Electrical Equipment 4.7%
65,650	Eaton Corp. PLC	24,646,323
163,970	Emerson Electric Co.	21,742,422
		46,388,745
Energy Equipment & Services 0.7%
195,415	Noble Corp. PLC	6,540,540
Gas Utilities 1.8%
519,825	MDU Resources Group, Inc.	10,417,293
Number of Shares		Value
Gas Utilities – cont'd
98,775	Southwest Gas Holdings, Inc.	$7,720,254
		18,137,547
Ground Transportation 1.3%
52,350	Union Pacific Corp.	12,807,951
Health Care Equipment & Supplies 1.5%
124,690	Abbott Laboratories	14,809,431
Hotels, Restaurants & Leisure 3.2%
98,875	Darden Restaurants, Inc.	17,428,696
46,210	McDonald's Corp.	13,678,622
		31,107,318
Household Products 2.1%
112,974	Procter & Gamble Co.	20,251,719
Industrial REITs 1.3%
69,978	Prologis, Inc.	8,172,031
84,375	Terreno Realty Corp.	5,115,656
		13,287,687
Insurance 3.8%
262,325	American International Group, Inc.	20,167,546
62,825	Progressive Corp.	16,892,386
		37,059,932
IT Services 2.8%
123,603	International Business Machines Corp.	28,108,558
Metals & Mining 4.5%
404,545	Agnico Eagle Mines Ltd.	34,151,689
162,750	Freeport-McMoRan, Inc.	7,193,550
34,771	Southern Copper Corp.	3,489,270
		44,834,509
Multi-Utilities 5.3%
593,310	CenterPoint Energy, Inc.	19,353,772
220,815	Public Service Enterprise Group, Inc.	20,822,855
124,100	Sempra	11,624,447
		51,801,074
Oil, Gas & Consumable Fuels 8.2%
205,528	ConocoPhillips	22,266,904
48,215	Expand Energy Corp.	4,771,356
204,865	Exxon Mobil Corp.	24,165,875
603,550	Sitio Royalties Corp. Class A	14,304,135
257,700	Williams Cos., Inc.	15,080,604
		80,588,874
Pharmaceuticals 6.8%
350,900	AstraZeneca PLC ADR	23,727,858
42,932	Johnson & Johnson	6,654,890
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Pharmaceuticals – cont'd
240,500	Merck & Co., Inc.	$24,444,420
341,326	Roche Holding AG ADR	12,369,654
		67,196,822
Professional Services 2.2%
151,375	Paychex, Inc.	22,141,621
Residential REITs 1.8%
253,880	Equity LifeStyle Properties, Inc.	18,109,260
Retail REITs 3.2%
1,034,650	Brixmor Property Group, Inc.	31,111,926
Semiconductors & Semiconductor Equipment 3.3%
50,335	Analog Devices, Inc.	10,975,547
38,040	QUALCOMM, Inc.	6,030,481
78,605	Texas Instruments, Inc.	15,801,963
		32,807,991
Software 1.4%
33,450	Microsoft Corp.	14,164,737
Specialized REITs 3.4%
142,885	Lamar Advertising Co. Class A	19,149,447
439,370	VICI Properties, Inc.	14,327,856
		33,477,303
Specialty Retail 1.9%
42,700	Home Depot, Inc.	18,323,851
Textiles, Apparel & Luxury Goods 0.5%
7,230	LVMH Moet Hennessy Louis Vuitton SE	4,533,517
Tobacco 0.5%
37,225	Philip Morris International, Inc.	4,953,159
Number of Shares		Value
Trading Companies & Distributors 1.5%
26,940	Watsco, Inc.	$14,860,104
Transportation Infrastructure 0.5%
23,700	Aena SME SA(b)	5,136,732
Total Common Stocks (Cost $637,418,229)		974,913,428
Principal Amount
Convertible Bonds 0.8%
Electric 0.8%
$7,355,000	Alliant Energy Corp., 3.88%, due 3/15/2026 (Cost $7,355,000)	7,772,457
Number of Shares

Short-Term Investments 0.1%
Investment Companies 0.1%
568,633	State Street Institutional Treasury Money Market Fund Premier Class, 4.57%(c) (Cost $568,633)	568,633
Total Investments 99.8% (Cost $645,341,862)		983,254,518
Other Assets Less Liabilities 0.2%(d)		2,236,319
Net Assets 100.0%		$985,490,837

*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral for options written.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2024 amounted to $5,136,732, which represents 0.5% of net assets of the
Fund.

(c)	Represents 7-day effective yield as of November 30, 2024.
(d)	Includes the impact of the Fund’s open positions in derivatives at November 30, 2024.
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$863,797,309	87.6%
United Kingdom	36,566,895	3.7%
Canada	34,151,689	3.5%
Singapore	19,338,553	2.0%
Germany	15,671,920	1.6%
Spain	5,136,732	0.5%
France	4,533,517	0.5%
Mexico	3,489,270	0.3%
Short-Term Investments and Other Assets—Net	2,804,952	0.3%
	$985,490,837	100.0%
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At November 30, 2024, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Capital Markets
CME Group, Inc.	100	$(2,380,000)	$260	12/20/2024	$(1,500)
Morgan Stanley	200	(2,632,200)	140	12/20/2024	(10,200)
					(11,700)
IT Services
International Business Machines Corp.	100	(2,274,100)	280	12/20/2024	(800)(a)(b)
Professional Services
Paychex, Inc.	150	(2,194,050)	160	12/20/2024	(2,625)(a)(b)
Total calls					$(15,125)
Puts
Beverages
Keurig Dr. Pepper, Inc.	700	(2,285,500)	31	12/20/2024	(12,250)
Biotechnology
Amgen, Inc.	60	(1,697,220)	250	12/20/2024	(1,140)
Amgen, Inc.	40	(1,131,480)	275	12/20/2024	(9,700)
					(10,840)
Ground Transportation
Union Pacific Corp.	100	(2,446,600)	195	12/20/2024	—(a)(b)
Health Care Equipment & Supplies
Abbott Laboratories	150	(1,781,550)	100	12/20/2024	(2,550)
Abbott Laboratories	150	(1,781,550)	105	12/20/2024	(3,300)
					(5,850)
IT Services
International Business Machines Corp.	100	(2,274,100)	190	12/20/2024	(900)
Total puts					$(29,840)
Total options written (premium received $92,616)					$(44,965)

(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of November 30, 2024 in accordance with procedures approved by the valuation designee.
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
At November 30, 2024, the Fund had securities pledged in the amount of $13,285,104 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$974,913,428	$—	$—	$974,913,428
Convertible Bonds#	—	7,772,457	—	7,772,457
Short-Term Investments	—	568,633	—	568,633
Total Investments	$974,913,428	$8,341,090	$—	$983,254,518

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of November 30, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(41,540)	$—	$(3,425)	$(44,965)
Total	$(41,540)	$—	$(3,425)	$(44,965)

(a)	The following is a reconciliation between the beginning and ending balances of derivative investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2024
Other Financial Instruments
Written Option Contracts(1)	$(23)	$—	$40	$(1)	$—	$(19)	$—	$—	$(3)	$16
Total	$(23)	$—	$40	$(1)	$—	$(19)	$—	$—	$(3)	$16
(1) At November 30, 2024, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 97.7%
Aerospace & Defense 2.7%
130,091	Airbus SE	$20,315,361
Automobiles 1.0%
111,590	Kia Corp.	7,431,068
Banks 2.4%
373,414	Bank of America Corp.	17,740,899
Broadline Retail 7.8%
207,297	Amazon.com, Inc.*	43,094,973
7,654	MercadoLibre, Inc.*	15,194,491
		58,289,464
Capital Markets 2.8%
64,046	Intercontinental Exchange, Inc.	10,308,844
72,366	London Stock Exchange Group PLC	10,395,187
		20,704,031
Chemicals 0.9%
38,933	Air Liquide SA	6,480,373
Construction Materials 2.7%
199,466	CRH PLC	20,399,388
Diversified Telecommunication Services 3.8%
882,919	Deutsche Telekom AG	28,293,415
Electric Utilities 1.7%
159,321	NextEra Energy, Inc.	12,533,783
Electrical Equipment 2.8%
26,867	Eaton Corp. PLC	10,086,409
136,724	nVent Electric PLC	10,706,857
		20,793,266
Financial Services 5.8%
87,423	Fiserv, Inc.*	19,316,986
75,965	Visa, Inc. Class A	23,935,052
		43,252,038
Ground Transportation 4.8%
150,863	Canadian Pacific Kansas City Ltd.	11,540,860
527,300	Tokyo Metro Co. Ltd.*(a)	5,849,492
257,354	Uber Technologies, Inc.*	18,519,194
		35,909,546
Health Care Equipment & Supplies 4.0%
325,254	Boston Scientific Corp.*	29,487,528
Health Care Technology 0.3%
78,520	Waystar Holding Corp.*	2,424,698
Hotels, Restaurants & Leisure 1.8%
309,820	DraftKings, Inc. Class A*	13,523,643
Number of Shares		Value
Household Products 0.7%
30,789	Procter & Gamble Co.	$5,519,236
Insurance 1.5%
28,627	Aon PLC Class A	11,208,616
Interactive Media & Services 8.3%
161,446	Alphabet, Inc. Class C	27,524,928
59,959	Meta Platforms, Inc. Class A	34,435,653
		61,960,581
IT Services 2.4%
14,618	Gartner, Inc.*	7,571,101
45,856	International Business Machines Corp.	10,428,113
		17,999,214
Life Sciences Tools & Services 1.7%
23,823	Thermo Fisher Scientific, Inc.	12,617,375
Oil, Gas & Consumable Fuels 2.5%
41,427	EOG Resources, Inc.	5,520,562
204,585	Shell PLC ADR	13,244,833
		18,765,395
Personal Care Products 1.4%
30,181	L'Oreal SA	10,497,259
Pharmaceuticals 3.2%
154,209	AstraZeneca PLC ADR	10,427,613
16,724	Eli Lilly & Co.	13,301,433
		23,729,046
Professional Services 0.9%
67,776	TransUnion	6,879,264
Semiconductors & Semiconductor Equipment 9.5%
42,864	Analog Devices, Inc.	9,346,495
121,396	Lam Research Corp.	8,968,736
240,330	NVIDIA Corp.	33,225,623
102,288	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	18,888,502
		70,429,356
Software 14.7%
90,909	Arctic Wolf Networks, Inc.*#(b)(c)	1,077,381
6,438	Constellation Software, Inc.	21,768,041
81,870	Microsoft Corp.	34,668,670
115,313	Oracle Corp.	21,314,455
54,044	Salesforce, Inc.	17,833,979
12,462	ServiceNow, Inc.*	13,078,121
		109,740,647
Technology Hardware, Storage & Peripherals 4.0%
124,505	Apple, Inc.	29,548,772
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Textiles, Apparel & Luxury Goods 1.6%
18,952	LVMH Moet Hennessy Louis Vuitton SE	$11,883,710

Total Common Stocks (Cost $495,290,027)		728,356,972
Preferred Stocks 0.4%
Internet 0.2%
1,000	Fabletics LLC, Series G*#(b)(c)	1,150,200
IT Services 0.1%
106,691	Druva, Inc., Series 5*#(b)(c)	989,025
Software 0.1%
63,363	Videoamp, Inc., Series F1*#(b)(c)	999,995

Total Preferred Stocks (Cost $2,999,995)		3,139,220
Warrants 0.0%(d)
Software 0.0%(d)
10,268	Constellation Software, Inc. Expires 3/31/2040*(b)(c) (Cost $0)	1
Number of Shares		Value

Short-Term Investments 1.7%
Investment Companies 1.7%
12,466,862	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.59%(e) (Cost $12,466,862)	$12,466,862
Total Investments 99.8% (Cost $510,756,884)		743,963,055
Other Assets Less Liabilities 0.2%		1,370,088
Net Assets 100.0%		$745,333,143

*	Non-income producing security.
(a)
All or a portion of this security is on loan at November 30, 2024. Total value of all such securities at
November 30, 2024 amounted to $5,610,289, collateralized by non-cash (U.S. Treasury Securities) collateral of $5,959,677 for the Fund.

(b)	Value determined using significant unobservable inputs.
(c)
Security fair valued as of November 30, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at November 30, 2024 amounted to $4,216,602, which represents 0.6% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets of the Fund.
(e)	Represents 7-day effective yield as of November 30, 2024.
#  This security is subject to restrictions on resale. Total value of all such securities at November 30, 2024 amounted to $4,216,601, which represents 0.6% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 11/30/2024	Fair Value Percentage of Net Assets as of 11/30/2024
Arctic Wolf Networks, Inc.	12/31/2021	$999,999	$1,077,381	0.2%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	1,000,000	989,025	0.1%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	1,000,000	1,150,200	0.2%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	999,995	999,995	0.1%
Total		$3,999,994	$4,216,601	0.6%

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$552,530,820	74.1%
France	49,176,703	6.6%
Canada	33,308,902	4.5%
Germany	28,293,415	3.8%
United Kingdom	20,822,800	2.8%
Taiwan	18,888,502	2.5%
Brazil	15,194,491	2.0%
Korea	7,431,068	1.0%
Japan	5,849,492	0.8%
Short-Term Investments and Other Assets—Net	13,836,950	1.9%
	$745,333,143	100.0%
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Software	$108,663,266	$—	$1,077,381	$109,740,647
Other Common Stocks#	618,616,325	—	—	618,616,325
Total Common Stocks	727,279,591	—	1,077,381	728,356,972
Preferred Stocks#	—	—	3,139,220	3,139,220
Warrants#	—	—	1	1
Short-Term Investments	—	12,466,862	—	12,466,862
Total Investments	$727,279,591	$12,466,862	$4,216,602	$743,963,055

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2024
Investments in Securities:
Common Stocks(1)	$1,077	$—	$—	$—	$—	$—	$—	$—	$1,077	$—
Preferred Stocks(1)	3,224	—	—	(85)	—	—	—	—	3,139	(85)
Warrants(2)	—	—	—	—	—	—	—	—	—	—
Total	$4,301	$—	$—	$(85)	$—	$—	$—	$—	$4,216	$(85)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 11/30/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$1,077,381	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	12.5x	12.5x	Increase
			Discount Rate	4.0%	4.0%	Decrease
			Term (Years)	1.8	1.8	Decrease
			Expected Volatility	80.0%	80.0%	Decrease
Preferred Stocks	3,139,220	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	5.6x - 7.1x	6.4x	Increase
			Discount Rate	3.8% - 3.9%	3.9%	Decrease
			Term (Years)	2.2 - 3.2	2.7	Decrease
			Expected Volatility	60.0% - 65.0%	62.5%	Decrease
			Transaction Price	$1,150.00	$1,150.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(2) At November 30, 2024, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 98.8%
Automobile Components 0.1%
241,741	Fox Factory Holding Corp.*	$7,851,748
Banks 7.7%
861,995	Bank of Hawaii Corp.	68,080,365
2,025,265	Community Financial System, Inc.	140,209,096
941,426	Cullen/Frost Bankers, Inc.	132,383,324
1,889,339	First Financial Bankshares, Inc.	78,747,650
1,889,251	Glacier Bancorp, Inc.	109,368,740
807,983	Lakeland Financial Corp.	59,354,431
1,531,691	Prosperity Bancshares, Inc.	128,248,488
955,664	Stock Yards Bancorp, Inc.	72,745,144
2,715,293	United Community Banks, Inc.	91,804,056
		880,941,294
Building Products 3.9%
548,466	Armstrong World Industries, Inc.	87,661,321
465,450	CSW Industrials, Inc.	196,601,426
4,725,026	Hayward Holdings, Inc.*	76,356,420
441,561	Simpson Manufacturing Co., Inc.	83,190,092
61,333	Trex Co., Inc.*	4,601,815
		448,411,074
Capital Markets 1.8%
438,852	Hamilton Lane, Inc. Class A	84,435,125
605,719	Houlihan Lokey, Inc.	114,535,406
		198,970,531
Chemicals 1.0%
3,751,440	Element Solutions, Inc.	107,591,299
Commercial Services & Supplies 2.9%
448,356	Casella Waste Systems, Inc. Class A*	50,758,383
1,681,010	Rollins, Inc.	84,605,233
4,366,018	Tetra Tech, Inc.	181,233,407
153,315	VSE Corp.	17,977,717
		334,574,740
Construction & Engineering 3.2%
1,322,292	Arcosa, Inc.	143,653,803
626,277	Valmont Industries, Inc.	217,856,717
186,714	WillScot Holdings Corp.*	7,139,944
		368,650,464
Construction Materials 1.9%
698,538	Eagle Materials, Inc.	215,792,359
Number of Shares		Value
Containers & Packaging 1.1%
738,315	AptarGroup, Inc.	$127,698,962
Distributors 1.3%
390,003	Pool Corp.	147,066,231
Diversified Consumer Services 0.7%
704,000	Bright Horizons Family Solutions, Inc.*	81,403,520
Electric Utilities 0.6%
606,815	IDACORP, Inc.	71,889,373
Electronic Equipment, Instruments & Components 3.4%
631,043	Advanced Energy Industries, Inc.	72,595,187
171,536	Knowles Corp.*	3,338,090
644,952	Littelfuse, Inc.	159,090,310
541,365	Novanta, Inc.*	90,397,128
627,825	Rogers Corp.*	65,030,113
		390,450,828
Energy Equipment & Services 2.4%
1,139,512	Cactus, Inc. Class A	78,238,894
3,108,070	Oceaneering International, Inc.*	93,179,939
155,318	TerraVest Industries, Inc.	12,703,651
1,808,942	Tidewater, Inc.*	93,558,480
		277,680,964
Financial Services 1.4%
410,779	Jack Henry & Associates, Inc.	72,371,044
764,291	Shift4 Payments, Inc. Class A*	87,190,318
		159,561,362
Food Products 0.4%
2,568,647	Utz Brands, Inc.	44,720,144
Gas Utilities 0.4%
340,820	Chesapeake Utilities Corp.	44,903,035
Health Care Equipment & Supplies 2.7%
2,189,910	Haemonetics Corp.*	191,551,428
356,998	UFP Technologies, Inc.*	115,281,794
		306,833,222
Health Care Providers & Services 2.1%
303,984	Chemed Corp.	173,997,402
184,136	CorVel Corp.*	67,283,294
		241,280,696
Hotels, Restaurants & Leisure 1.7%
964,809	Texas Roadhouse, Inc.	198,046,343
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Household Durables 0.7%
326,656	Installed Building Products, Inc.	$74,719,293
Household Products 1.2%
408,202	Church & Dwight Co., Inc.	44,955,286
317,531	WD-40 Co.	87,984,665
		132,939,951
Insurance 3.2%
1,190,266	AMERISAFE, Inc.(a)	70,249,499
3,052,945	Hagerty, Inc. Class A*	35,963,692
803,046	RLI Corp.	141,255,792
799,655	Stewart Information Services Corp.	60,046,094
27,580	White Mountains Insurance Group Ltd.	55,435,524
		362,950,601
Life Sciences Tools & Services 3.2%
2,202,525	Bio-Techne Corp.	165,982,284
327,121	ICON PLC*	68,777,190
2,511,739	Stevanato Group SpA(a)	50,310,132
227,858	West Pharmaceutical Services, Inc.	74,208,794
		359,278,400
Machinery 15.5%
459,593	Crane Co.	83,682,693
1,189,220	Enerpac Tool Group Corp.	57,391,757
288,622	Enpro, Inc.	54,578,420
1,164,274	Esab Corp.	150,284,488
685,890	ESCO Technologies, Inc.	101,792,935
849,859	Federal Signal Corp.	82,784,765
1,857,780	Gates Industrial Corp. PLC*	41,168,405
1,058,818	Graco, Inc.	96,437,143
5,225,302	Hillman Solutions Corp.*	59,568,443
522,697	Kadant, Inc.	215,764,095
554,270	Lindsay Corp.(a)	73,590,428
178,690	Miller Industries, Inc.	13,155,158
331,440	Nordson Corp.	86,502,526
81,976	Omega Flex, Inc.	4,051,254
688,449	RBC Bearings, Inc.*	230,706,144
997,869	SPX Technologies, Inc.*	176,064,006
588,592	Standex International Corp.	122,362,391
1,281,609	Toro Co.	111,602,512
		1,761,487,563
Marine Transportation 2.1%
1,881,312	Kirby Corp.*	238,004,781
Number of Shares		Value
Media 1.5%
901,296	Nexstar Media Group, Inc. Class A	$153,752,085
358,490	TechTarget, Inc.*	11,511,114
		165,263,199
Oil, Gas & Consumable Fuels 3.5%
4,274,397	CNX Resources Corp.*	173,198,566
4,200,758	Sitio Royalties Corp. Class A(a)	99,557,965
33,162	Texas Pacific Land Corp.	53,062,184
1,404,488	Viper Energy, Inc.	75,996,846
		401,815,561
Pharmaceuticals 0.4%
1,065,715	Amphastar Pharmaceuticals, Inc.*	48,159,661
Professional Services 2.8%
417,097	CRA International, Inc.(a)	81,346,428
1,505,509	Exponent, Inc.	148,608,793
410,783	FTI Consulting, Inc.*	83,191,773
		313,146,994
Real Estate Management & Development 2.0%
259,471	Colliers International Group, Inc.	39,862,530
980,673	FirstService Corp.	190,436,890
		230,299,420
Semiconductors & Semiconductor Equipment 3.7%
2,824,130	Lattice Semiconductor Corp.*	160,269,377
1,014,595	MKS Instruments, Inc.	115,298,576
2,165,539	Power Integrations, Inc.	141,864,460
		417,432,413
Software 11.1%
966,783	Commvault Systems, Inc.*	165,890,295
3,045,224	Computer Modelling Group Ltd.	22,321,492
100,484	Fair Isaac Corp.*	238,652,515
837,937	Manhattan Associates, Inc.*	239,180,737
837,982	Qualys, Inc.*	128,714,035
1,031,962	SPS Commerce, Inc.*	199,240,903
227,898	Tyler Technologies, Inc.*	143,386,585
2,297,144	Vertex, Inc. Class A*	124,620,062
		1,262,006,624
Specialty Retail 3.9%
520,607	Asbury Automotive Group, Inc.*	135,269,317
904,922	Floor & Decor Holdings, Inc. Class A*	101,541,297
332,704	Tractor Supply Co.	94,378,144
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Specialty Retail – cont'd
589,114	Valvoline, Inc.*	$23,393,717
212,595	Winmark Corp.(a)	87,573,195
		442,155,670
Trading Companies & Distributors 2.7%
1,403,646	Richelieu Hardware Ltd.(b)	41,182,571
387,917	SiteOne Landscape Supply, Inc.*	59,448,280
508,792	Transcat, Inc.*(a)	53,367,193
286,782	Watsco, Inc.	158,188,951
		312,186,995
Water Utilities 0.6%
793,976	American States Water Co.	67,734,093
Total Common Stocks (Cost $5,468,990,036)		11,243,899,408

Short-Term Investments 1.2%
Investment Companies 1.2%
6,254,438	State Street Institutional Treasury Money Market Fund Premier Class, 4.57%(c)	6,254,438
Number of Shares		Value
Investment Companies – cont'd
130,584,380	State Street Institutional Treasury Plus Money Market Fund Premier Class, 4.59%(c)	$130,584,380
Total Short-Term Investments (Cost $136,838,818)		136,838,818
Total Investments 100.0% (Cost $5,605,828,854)		11,380,738,226
Other Assets Less Liabilities 0.0%(d)		5,585,483
Net Assets 100.0%		$11,386,323,709

*	Non-income producing security.
(a)	Affiliated company (see Note § below).
(b)
Security fair valued as of November 30, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at November 30, 2024 amounted to $41,182,571, which represents 0.4% of net assets of the Fund.

(c)	Represents 7-day effective yield as of November 30, 2024.
(d)	Represents less than 0.05% of net assets of the Fund.
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Trading Companies & Distributors	$271,004,424	$41,182,571	$—	$312,186,995
Other Common Stocks#	10,931,712,413	—	—	10,931,712,413
Total Common Stocks	11,202,716,837	41,182,571	—	11,243,899,408
Short-Term Investments	—	136,838,818	—	136,838,818
Total Investments	$11,202,716,837	$178,021,389	$—	$11,380,738,226

#	The Schedule of Investments provides information on the industry or sector categorization.

§   Investments in Affiliates(a):
	Value at August 31, 2024	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at November 30, 2024	Value at November 30, 2024
Genesis
AMERISAFE, Inc.	$59,663,349	$370,063	$375,392	$10,664,771	$(73,292)	$440,452	1,190,266	$70,249,499
CRA International, Inc.	69,891,613	448,118	—	11,006,697	—	174,107	417,097	81,346,428
Lindsay Corp.	63,662,088	5,831,752	400,861	4,447,893	49,556	184,748	554,270	73,590,428
Sitio Royalties Corp.	89,788,015	3,610,386	139,801	6,333,644	(34,279)	1,176,212	4,200,758	99,557,965
Stevanato Group SpA	54,954,902	330,960	323,968	(4,566,628)	(85,134)	—*	2,511,739	50,310,132
Transcat, Inc.	62,405,450	401,077	—	(9,439,334)	—	—*	508,792	53,367,193
Winmark Corp.	76,168,456	523,848	—	10,880,891	—	190,327	212,595	87,573,195
Sub-total for affiliates held as of 11/30/24(b)	$476,533,873	$11,516,204	$1,240,022	$29,327,934	$(143,149)	$2,165,846		$515,994,840

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	At November 30, 2024, these securities amounted to 4.53% of net assets of the Fund.
*	Non-income producing security.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 98.5%
Austria 1.4%
178,238	BAWAG Group AG*(a)	$14,147,190
Belgium 1.1%
615,635	Azelis Group NV(b)	12,001,114
Canada 1.8%
90,705	Kinaxis, Inc.*	11,885,617
435,150	Softchoice Corp.(b)	7,297,305
		19,182,922
China 0.5%
439,625	Tencent Music Entertainment Group ADR	5,016,121
Denmark 3.5%
67,382	DSV AS	14,408,200
201,464	Novo Nordisk AS Class B	21,648,011
		36,056,211
France 4.9%
246,474	Accor SA	11,393,637
330,693	Bureau Veritas SA	10,079,201
225,549	Exosens SAS*	4,344,311
15,888	LVMH Moet Hennessy Louis Vuitton SE	9,962,452
66,894	Safran SA	15,610,054
		51,389,655
Germany 8.7%
50,892	Deutsche Boerse AG	11,929,765
375,376	Deutsche Telekom AG	12,029,041
85,661	Merck KGaA	12,836,749
38,749	MTU Aero Engines AG	13,212,794
72,342	SAP SE ADR	17,188,459
52,229	Siemens AG	10,123,973
125,688	Symrise AG	13,900,126
		91,220,907
Ireland 1.7%
951,509	Bank of Ireland Group PLC	8,345,864
93,016	Kerry Group PLC Class A	9,002,228
		17,348,092
Italy 4.6%
606,525	Davide Campari-Milano NV(b)	3,644,624
461,502	Intercos SpA	6,681,413
110,283	Interpump Group SpA	5,142,351
417,580	Leonardo SpA	11,255,823
1,004,676	Nexi SpA*(a)(b)	5,958,443
389,035	UniCredit SpA	14,980,272
		47,662,926
Number of Shares		Value
Japan 20.1%
1,177,100	Azbil Corp.	$9,407,990
429,500	Daiei Kankyo Co. Ltd.	8,639,368
361,600	Daifuku Co. Ltd.	7,532,125
699,200	Dexerials Corp.	11,309,901
710,700	Ebara Corp.	10,636,278
704,000	Fujitsu Ltd.	13,483,454
545,200	Hitachi Ltd.	13,666,434
344,900	Kokusai Electric Corp.(b)	5,716,065
55,400	Lasertec Corp.	6,086,448
864,400	Mitsubishi UFJ Financial Group, Inc.	10,351,542
452,000	Nakanishi, Inc.	6,989,628
223,100	NS Solutions Corp.	6,097,828
167,900	Oracle Corp. Japan	17,189,441
595,300	Renesas Electronics Corp.	7,811,224
2,024,600	Resona Holdings, Inc.	16,912,256
563,400	Rigaku Holdings Corp.*	4,175,425
338,000	Simplex Holdings, Inc.	5,658,180
24,975	SMC Corp.	10,604,862
568,200	Sony Group Corp.	11,417,919
409,900	Terumo Corp.	8,357,424
88,100	Tokyo Electron Ltd.	13,723,677
89,800	Visional, Inc.*	4,731,843
		210,499,312
Korea 0.9%
141,310	Kia Corp.	9,410,200
Luxembourg 1.4%
312,969	ArcelorMittal SA(b)	7,896,165
261,172	CVC Capital Partners PLC*(a)(b)	6,404,147
		14,300,312
Netherlands 5.1%
143,098	Aalberts NV	5,509,407
6,555	Adyen NV*(a)	9,562,173
18,880	ASM International NV	10,218,128
144,485	Heineken NV	10,712,764
644,891	ING Groep NV	10,003,908
312,390	Universal Music Group NV	7,541,037
		53,547,417
Spain 1.4%
250,665	Fluidra SA	6,557,689
406,858	Puig Brands SA Class B*	8,577,107
		15,134,796
Sweden 2.3%
123,506	Autoliv, Inc.	12,241,915
647,391	Epiroc AB Class A	11,814,138
		24,056,053
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Switzerland 8.1%
66,923	DSM-Firmenich AG	$7,362,216
140,651	Galderma Group AG*	14,414,891
149,818	Julius Baer Group Ltd.	9,918,680
18,662	Lonza Group AG	11,155,663
6,572	Partners Group Holding AG	9,552,759
235,447	Sandoz Group AG	10,732,276
28,744	Sonova Holding AG	9,818,527
17,482	Tecan Group AG	4,172,969
120,038	Temenos AG	7,885,758
		85,013,739
Taiwan 1.4%
20,955	ASML Holding NV	14,601,118
United Kingdom 22.5%
190,443	Ashtead Group PLC	15,268,258
148,274	AstraZeneca PLC	20,055,620
633,147	BAE Systems PLC	9,902,001
4,289,234	Barclays PLC	14,422,096
1,614,538	Chemring Group PLC	7,295,219
180,475	Coca-Cola Europacific Partners PLC	14,001,250
396,831	Compass Group PLC	13,611,097
4,578,771	ConvaTec Group PLC(a)	13,749,853
385,845	Experian PLC	18,447,341
3,028,347	GlobalData PLC	7,797,059
484,601	Hiscox Ltd.	6,485,559
390,033	Intermediate Capital Group PLC	10,529,340
140,731	London Stock Exchange Group PLC	20,215,642
2,971,910	NatWest Group PLC	15,254,259
274,604	RELX PLC	12,967,878
2,890,355	Rentokil Initial PLC	14,507,772
Number of Shares		Value
United Kingdom – cont'd
257,284	Unilever PLC	$15,405,804
483,817	Wise PLC Class A*	5,439,056
		235,355,104
United States 7.1%
149,417	Alcon AG	13,275,700
30,707	Aon PLC Class A	12,023,019
2,960,072	Haleon PLC	14,121,991
52,432	ICON PLC*	11,023,828
326,420	Schlumberger NV	14,342,895
298,833	Shell PLC	9,642,293
		74,429,726
Total Common Stocks (Cost $921,486,622)		1,030,372,915

Short-Term Investments 1.9%
Investment Companies 1.9%
6,436,181	State Street Institutional Treasury Money Market Fund Premier Class, 4.57%(c)	6,436,181
13,106,956	State Street Navigator Securities Lending Government Money Market Portfolio, 4.64%(c)(d)	13,106,956
Total Short-Term Investments (Cost $19,543,137)		19,543,137
Total Investments 100.4% (Cost $941,029,759)		1,049,916,052
Liabilities Less Other Assets (0.4)%		(4,563,655)
Net Assets 100.0%		$1,045,352,397

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2024 amounted to $49,821,806, which represents 4.8% of net assets of the Fund.

(b)
All or a portion of this security is on loan at November 30, 2024. Total value of all such securities at
November 30, 2024 amounted to $24,140,583, collateralized by cash collateral of $13,106,956 and non-cash (U.S. Treasury Securities) collateral of $12,472,397 for the Fund.

(c)	Represents 7-day effective yield as of November 30, 2024.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$104,417,387	10.0%
Pharmaceuticals	79,687,547	7.6%
Capital Markets	68,550,333	6.5%
Aerospace & Defense	61,620,202	5.9%
Semiconductors & Semiconductor Equipment	58,156,660	5.6%
Machinery	57,796,850	5.5%
Software	54,149,275	5.2%
Professional Services	54,023,322	5.2%
Health Care Equipment & Supplies	52,191,132	5.0%
Personal Care Products	44,786,315	4.3%
Electronic Equipment, Instruments & Components	32,190,621	3.1%
Beverages	28,358,638	2.7%
Trading Companies & Distributors	27,269,372	2.6%
Life Sciences Tools & Services	26,352,460	2.5%
IT Services	25,239,462	2.4%
Hotels, Restaurants & Leisure	25,004,734	2.4%
Industrial Conglomerates	23,790,407	2.3%
Commercial Services & Supplies	23,147,140	2.2%
Chemicals	21,262,342	2.0%
Financial Services	20,959,672	2.0%
Insurance	18,508,578	1.8%
Air Freight & Logistics	14,408,200	1.4%
Energy Equipment & Services	14,342,895	1.4%
Entertainment	12,557,158	1.2%
Automobile Components	12,241,915	1.2%
Diversified Telecommunication Services	12,029,041	1.1%
Household Durables	11,417,919	1.1%
Textiles, Apparel & Luxury Goods	9,962,452	0.9%
Oil, Gas & Consumable Fuels	9,642,293	0.9%
Automobiles	9,410,200	0.9%
Food Products	9,002,228	0.9%
Metals & Mining	7,896,165	0.7%
Short-Term Investments and Other Liabilities—Net	14,979,482	1.5%
	$1,045,352,397	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,030,372,915	$—	$—	$1,030,372,915
Short-Term Investments	—	19,543,137	—	19,543,137
Total Investments	$1,030,372,915	$19,543,137	$—	$1,049,916,052

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 97.7%
Austria 1.4%
32,885	BAWAG Group AG*(a)	$2,610,164
Belgium 0.8%
20,556	KBC Group NV	1,484,521
Canada 2.2%
24,583	Alimentation Couche-Tard, Inc.	1,438,127
21,832	Kinaxis, Inc.*	2,860,777
		4,298,904
China 0.7%
121,412	Tencent Music Entertainment Group ADR	1,385,311
Denmark 3.5%
12,434	DSV AS	2,658,745
37,261	Novo Nordisk AS Class B	4,003,825
		6,662,570
France 5.1%
45,536	Accor SA	2,104,971
76,277	Bureau Veritas SA	2,324,849
3,622	LVMH Moet Hennessy Louis Vuitton SE	2,271,148
13,199	Safran SA	3,080,054
		9,781,022
Germany 9.8%
10,222	Deutsche Boerse AG	2,396,173
69,409	Deutsche Telekom AG	2,224,233
15,909	Merck KGaA	2,384,047
7,165	MTU Aero Engines AG	2,443,151
15,334	SAP SE ADR	3,643,359
14,436	Siemens AG	2,798,248
27,683	Symrise AG	3,061,527
		18,950,738
Ireland 2.2%
178,310	Bank of Ireland Group PLC	1,563,990
27,077	Kerry Group PLC Class A	2,620,553
		4,184,543
Italy 3.6%
167,771	Davide Campari-Milano NV(b)	1,008,140
77,416	Leonardo SpA	2,086,740
187,628	Nexi SpA*(a)(b)	1,112,767
72,095	UniCredit SpA	2,776,107
		6,983,754
Japan 17.5%
48,100	Bridgestone Corp.	1,719,372
158,000	Ebara Corp.	2,364,615
130,900	Fujitsu Ltd.	2,507,080
Number of Shares		Value
Japan – cont'd
120,600	Hitachi Ltd.	$3,023,059
2,500	Keyence Corp.	1,081,262
63,500	Kokusai Electric Corp.(b)	1,052,392
13,700	Lasertec Corp.(b)	1,505,132
158,700	Mitsubishi UFJ Financial Group, Inc.	1,900,497
42,700	Nomura Research Institute Ltd.	1,307,195
33,800	Oracle Corp. Japan	3,460,412
131,500	Renesas Electronics Corp.	1,725,476
372,900	Resona Holdings, Inc.	3,114,976
5,400	SMC Corp.	2,292,943
104,600	Sony Group Corp.	2,101,926
100,600	Terumo Corp.	2,051,127
16,200	Tokyo Electron Ltd.	2,523,537
		33,731,001
Korea 1.0%
28,972	Kia Corp.	1,929,321
Luxembourg 1.6%
76,890	ArcelorMittal SA(b)	1,939,924
48,162	CVC Capital Partners PLC*(a)(b)	1,180,971
		3,120,895
Netherlands 5.8%
1,210	Adyen NV*(a)	1,765,100
3,504	ASM International NV	1,896,415
27,071	Heineken NV	2,007,165
15,759	IMCD NV	2,369,907
118,395	ING Groep NV	1,836,609
57,762	Universal Music Group NV(b)	1,394,364
		11,269,560
Spain 0.8%
75,106	Puig Brands SA Class B*	1,583,334
Sweden 2.3%
22,907	Autoliv, Inc.	2,270,542
119,460	Epiroc AB Class A	2,180,007
		4,450,549
Switzerland 7.7%
13,094	DSM-Firmenich AG	1,440,474
25,902	Galderma Group AG*	2,654,617
27,165	Julius Baer Group Ltd.	1,798,455
3,462	Lonza Group AG	2,069,495
12,761	Novartis AG	1,351,599
1,258	Partners Group Holding AG	1,828,571
43,686	Sandoz Group AG	1,991,320
5,263	Sonova Holding AG	1,797,763
		14,932,294
Taiwan 1.4%
3,864	ASML Holding NV	2,692,375
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
United Kingdom 22.5%
35,336	Ashtead Group PLC	$2,832,969
27,424	AstraZeneca PLC	3,709,385
189,653	BAE Systems PLC	2,966,048
793,024	Barclays PLC	2,666,459
33,281	Coca-Cola Europacific Partners PLC	2,581,940
86,343	Compass Group PLC	2,961,520
843,014	ConvaTec Group PLC(a)	2,531,535
86,188	Experian PLC	4,120,669
71,924	Intermediate Capital Group PLC	1,941,662
27,908	London Stock Exchange Group PLC	4,008,912
548,305	NatWest Group PLC	2,814,347
60,931	RELX PLC	2,877,401
572,851	Rentokil Initial PLC	2,875,353
59,845	Unilever PLC	3,583,434
87,115	Wise PLC Class A*	979,344
		43,450,978
United States 7.8%
27,092	Alcon AG	2,407,124
7,319	Aon PLC Class A	2,865,681
553,567	Haleon PLC	2,640,973
9,623	ICON PLC*	2,023,236
Number of Shares		Value
United States – cont'd
63,379	Schlumberger NV	$2,784,873
68,922	Shell PLC	2,223,871
		14,945,758
Total Common Stocks (Cost $172,215,057)		188,447,592

Short-Term Investments 2.5%
Investment Companies 2.5%
3,078,262	State Street Institutional Treasury Money Market Fund Premier Class, 4.57%(c)	3,078,262
1,667,977	State Street Navigator Securities Lending Government Money Market Portfolio, 4.64%(c)(d)	1,667,977
Total Short-Term Investments (Cost $4,746,239)		4,746,239
Total Investments 100.2% (Cost $176,961,296)		193,193,831
Liabilities Less Other Assets (0.2)%		(404,808)
Net Assets 100.0%		$192,789,023

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2024 amounted to $9,200,537, which represents 4.8% of net assets of the
Fund.

(b)
All or a portion of this security is on loan at November 30, 2024. Total value of all such securities at
November 30, 2024 amounted to $3,921,087, collateralized by cash collateral of $1,667,977 and non-cash
(U.S. Treasury Securities) collateral of $2,438,008 for the Fund.

(c)	Represents 7-day effective yield as of November 30, 2024.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$20,767,670	10.8%
Pharmaceuticals	16,094,793	8.3%
Capital Markets	13,154,744	6.8%
Semiconductors & Semiconductor Equipment	11,395,327	5.9%
Aerospace & Defense	10,575,993	5.5%
Software	9,964,548	5.2%
Professional Services	9,322,919	4.8%
Health Care Equipment & Supplies	8,787,549	4.6%
Personal Care Products	7,807,741	4.0%
Machinery	6,837,565	3.5%
Industrial Conglomerates	5,821,307	3.0%
Beverages	5,597,245	2.9%
Trading Companies & Distributors	5,202,876	2.7%
Hotels, Restaurants & Leisure	5,066,491	2.6%
Chemicals	4,502,001	2.3%
Life Sciences Tools & Services	4,092,731	2.1%
Automobile Components	3,989,914	2.1%
Financial Services	3,857,211	2.0%
IT Services	3,814,275	2.0%
Commercial Services & Supplies	2,875,353	1.5%
Insurance	2,865,681	1.5%
Energy Equipment & Services	2,784,873	1.4%
Entertainment	2,779,675	1.4%
Air Freight & Logistics	2,658,745	1.4%
Food Products	2,620,553	1.4%
Textiles, Apparel & Luxury Goods	2,271,148	1.2%
Diversified Telecommunication Services	2,224,233	1.2%
Oil, Gas & Consumable Fuels	2,223,871	1.2%
Household Durables	2,101,926	1.1%
Metals & Mining	1,939,924	1.0%
Automobiles	1,929,321	1.0%
Consumer Staples Distribution & Retail	1,438,127	0.7%
Electronic Equipment, Instruments & Components	1,081,262	0.6%
Short-Term Investments and Other Liabilities—Net	4,341,431	2.3%
	$192,789,023	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$188,447,592	$—	$—	$188,447,592
Short-Term Investments	—	4,746,239	—	4,746,239
Total Investments	$188,447,592	$4,746,239	$—	$193,193,831

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 93.9%
Australia 3.2%
4,229	ARB Corp. Ltd.	$117,147
26,516	Steadfast Group Ltd.	100,508
		217,655
Belgium 1.3%
2,144	Shurgard Self Storage Ltd.	87,583
Canada 8.9%
919	Colliers International Group, Inc.	140,887
1,041	Descartes Systems Group, Inc.*	122,751
929	Kinaxis, Inc.*	121,732
7,126	Softchoice Corp.(a)	119,500
6,752	Triple Flag Precious Metals Corp.	111,975
		616,845
Finland 1.5%
5,366	Kemira OYJ	105,626
France 8.0%
4,447	Exclusive Networks SA*	112,950
3,089	Exosens SAS*	59,498
2,292	Interparfums SA(a)	95,933
3,084	Lectra	91,386
4,231	Tikehau Capital SCA(a)	94,255
286	Virbac SACA	98,066
		552,088
Germany 1.4%
1,504	Nexus AG*	95,501
Italy 2.7%
4,907	Carel Industries SpA(a)(b)	97,526
6,127	Intercos SpA	88,704
		186,230
Japan 29.9%
5,900	As One Corp.	107,185
14,400	Azbil Corp.	115,092
6,500	Daiei Kankyo Co. Ltd.	130,747
5,700	Dexerials Corp.	92,200
5,400	Fuji Corp.	78,308
5,200	Idec Corp.	82,775
4,100	Kokusai Electric Corp.(a)	67,950
12,900	Konishi Co. Ltd.	112,759
5,900	Nakanishi, Inc.	91,236
4,300	Nichias Corp.	166,609
4,100	NS Solutions Corp.	112,062
6,700	Rigaku Holdings Corp.*	49,655
3,900	Riken Keiki Co. Ltd.	97,865
2,800	SHO-BOND Holdings Co. Ltd.(a)	97,132
7,900	Shoei Co. Ltd.	130,347
6,300	Simplex Holdings, Inc.	105,463
Number of Shares		Value
Japan – cont'd
8,000	Sun Frontier Fudousan Co. Ltd.	$100,294
4,900	T Hasegawa Co. Ltd.	106,913
1,700	Ulvac, Inc.	69,731
9,200	YAMABIKO Corp.	151,858
		2,066,181
Jersey 1.7%
9,280	JTC PLC(b)	119,939
Netherlands 1.4%
5,497	Fugro NV	100,061
Norway 4.1%
24,269	Aker Solutions ASA	69,203
5,465	Borregaard ASA	90,648
30,335	Elopak ASA	120,842
		280,693
Spain 0.8%
2,702	Befesa SA(b)	57,534
Sweden 6.2%
5,370	Biotage AB	75,093
8,446	Sweco AB Class B	126,949
3,488	Thule Group AB(b)	109,978
2,571	Xvivo Perfusion AB*	113,311
		425,331
Switzerland 13.9%
3,398	Accelleron Industries AG	190,621
201	Belimo Holding AG	134,555
163	Burckhardt Compression Holding AG	122,167
68	Inficon Holding AG	79,073
34	Interroll Holding AG	83,977
394	Kardex Holding AG	122,370
315	Tecan Group AG	75,191
912	VZ Holding AG	150,999
		958,953
United Kingdom 8.9%
14,795	Chemring Group PLC	66,851
98,653	Coats Group PLC	121,091
4,127	Cohort PLC	54,181
2,692	Diploma PLC	153,032
859	Games Workshop Group PLC	154,707
25,336	GlobalData PLC	65,232
		615,094
Total Common Stocks (Cost $6,061,803)		6,485,314

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 5.0%
Investment Companies 5.0%
285,250	State Street Institutional Treasury Money Market Fund Premier Class, 4.57%(c)	$285,250
57,227	State Street Navigator Securities Lending Government Money Market Portfolio, 4.64%(c)(d)	57,227
Total Short-Term Investments (Cost $342,477)		342,477
Total Investments 98.9% (Cost $6,404,280)		6,827,791
Other Assets Less Liabilities 1.1%		76,130
Net Assets 100.0%		$6,903,921

*	Non-income producing security.
(a)
All or a portion of this security is on loan at November 30, 2024. Total value of all such securities at
November 30, 2024 amounted to $468,276, collateralized by cash collateral of $57,227 and non-cash
(U.S. Treasury Securities) collateral of $438,025 for the Fund.

(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2024 amounted to $384,977, which represents 5.6% of net assets of the
Fund.

(c)	Represents 7-day effective yield as of November 30, 2024.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Machinery	$558,680	8.1%
Electronic Equipment, Instruments & Components	553,385	8.0%
Chemicals	415,946	6.0%
Building Products	398,690	5.8%
Capital Markets	365,193	5.3%
Software	335,869	4.9%
IT Services	330,475	4.8%
Construction & Engineering	324,142	4.7%
Electrical Equipment	273,396	4.0%
Leisure Products	264,685	3.8%
Automobile Components	247,494	3.6%
Real Estate Management & Development	241,181	3.5%
Health Care Equipment & Supplies	204,547	3.0%
Commercial Services & Supplies	188,281	2.7%
Personal Care Products	184,637	2.7%
Aerospace & Defense	180,530	2.6%
Trading Companies & Distributors	153,032	2.2%
Life Sciences Tools & Services	150,284	2.2%
Semiconductors & Semiconductor Equipment	137,681	2.0%
Textiles, Apparel & Luxury Goods	121,091	1.7%
Containers & Packaging	120,842	1.7%
Metals & Mining	111,975	1.6%
Health Care Providers & Services	107,185	1.5%
Insurance	100,508	1.5%
Pharmaceuticals	98,066	1.4%
Health Care Technology	95,501	1.4%
Specialized REITs	87,583	1.3%
Energy Equipment & Services	69,203	1.0%
Professional Services	65,232	0.9%
Short-Term Investments and Other Assets—Net	418,607	6.1%
	$6,903,921	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$6,485,314	$—	$—	$6,485,314
Short-Term Investments	—	342,477	—	342,477
Total Investments	$6,485,314	$342,477	$—	$6,827,791

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 98.2%
Aerospace & Defense 1.0%
321,748	Mercury Systems, Inc.*	$13,233,495
Banks 4.3%
633,503	Banc of California, Inc.	10,915,256
1,294,271	Huntington Bancshares, Inc.	23,309,821
260,518	Texas Capital Bancshares, Inc.*	23,042,817
		57,267,894
Building Products 2.6%
1,300,267	Resideo Technologies, Inc.*	35,341,257
Commercial Services & Supplies 3.6%
53,781	Clean Harbors, Inc.*	13,987,900
1,433,267	Enviri Corp.*	10,606,176
1,137,156	OPENLANE, Inc.*	22,970,551
		47,564,627
Communications Equipment 6.2%
613,307	Ciena Corp.*	42,759,764
134,742	Harmonic, Inc.*	1,727,393
4,685,665	Ribbon Communications, Inc.*(a)	18,320,950
1,365,107	Viasat, Inc.*	12,736,448
725,583	Viavi Solutions, Inc.*	7,212,295
		82,756,850
Construction & Engineering 1.6%
197,391	Arcosa, Inc.	21,444,558
Consumer Finance 0.6%
129,388	Bread Financial Holdings, Inc.	7,611,896
Containers & Packaging 2.1%
139,128	Avery Dennison Corp.	28,653,412
Electric Utilities 1.3%
354,395	Portland General Electric Co.	16,982,608
Electrical Equipment 1.4%
1,904,658	Babcock & Wilcox Enterprises, Inc.*	3,771,223
524,950	Bloom Energy Corp. Class A*	14,409,877
		18,181,100
Electronic Equipment, Instruments & Components 4.8%
102,896	Coherent Corp.*	10,306,063
1,407,045	Innoviz Technologies Ltd.*	1,069,917
81,265	IPG Photonics Corp.*	6,341,921
108,858	Itron, Inc.*	12,902,939
396,989	nLight, Inc.*	4,311,300
96,184	OSI Systems, Inc.*	17,063,042
26,021	Teledyne Technologies, Inc.*	12,626,950
		64,622,132
Number of Shares		Value
Energy Equipment & Services 3.2%
240,534	Innovex International, Inc.*	$3,913,488
584,862	Patterson-UTI Energy, Inc.	4,912,841
802,187	TechnipFMC PLC	25,164,606
2,273,718	TETRA Technologies, Inc.*	8,753,814
		42,744,749
Entertainment 1.9%
1,987,638	Lions Gate Entertainment Corp. Class B*	14,648,892
1,557,632	Lionsgate Studios Corp.*	11,261,679
		25,910,571
Financial Services 0.3%
197,278	Cannae Holdings, Inc.	4,280,933
Food Products 1.4%
760,589	Hain Celestial Group, Inc.*	6,290,071
372,122	TreeHouse Foods, Inc.*	12,778,670
		19,068,741
Gas Utilities 2.8%
127,598	Atmos Energy Corp.	19,308,129
352,346	New Jersey Resources Corp.	18,174,007
		37,482,136
Health Care Equipment & Supplies 5.2%
1,580,013	Accuray, Inc.*	3,523,429
274,027	AtriCure, Inc.*	9,908,816
265,697	Avanos Medical, Inc.*	5,090,755
48,769	CONMED Corp.	3,610,857
726,136	CytoSorbents Corp.*	704,352
229,185	Haemonetics Corp.*	20,046,812
269,047	Integra LifeSciences Holdings Corp.*	6,613,175
1,184,105	OraSure Technologies, Inc.*	4,499,599
93,628	QuidelOrtho Corp.*	3,838,748
314,977	Varex Imaging Corp.*	5,253,816
428,481	Zimvie, Inc.*	6,324,380
		69,414,739
Health Care Providers & Services 2.8%
318,517	Acadia Healthcare Co., Inc.*	12,941,346
48,018	Molina Healthcare, Inc.*	14,304,562
446,028	Patterson Cos., Inc.	9,585,142
		36,831,050
Hotels, Restaurants & Leisure 2.7%
1,497,445	International Game Technology PLC	28,795,868
116,288	United Parks & Resorts, Inc.*	6,819,128
		35,614,996
Household Durables 1.7%
281,333	Tempur Sealy International, Inc.	15,749,021
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Household Durables – cont'd
58,870	Whirlpool Corp.	$6,559,296
		22,308,317
Independent Power and Renewable Electricity Producers 5.0%
440,849	Ormat Technologies, Inc.	35,982,095
194,234	Vistra Corp.	31,046,363
		67,028,458
IT Services 6.3%
1,467,391	Kyndryl Holdings, Inc.*	50,933,142
1,703,206	Unisys Corp.*	13,591,584
89,457	Wix.com Ltd.*	20,015,109
		84,539,835
Life Sciences Tools & Services 1.1%
65,223	Charles River Laboratories International, Inc.*	12,983,291
1,163,979	Standard BioTools, Inc.*	2,141,721
		15,125,012
Machinery 1.6%
152,032	Helios Technologies, Inc.	7,954,314
1,420,581	Stratasys Ltd.*	13,665,989
		21,620,303
Media 3.2%
1,062,264	Criteo SA ADR*	43,319,126
Metals & Mining 1.1%
1,194,427	Cleveland-Cliffs, Inc.*	14,870,616
Multi-Utilities 1.2%
298,236	Northwestern Energy Group, Inc.	16,474,557
Oil, Gas & Consumable Fuels 3.1%
556,588	CNX Resources Corp.*	22,552,946
482,632	Devon Energy Corp.	18,315,884
		40,868,830
Pharmaceuticals 0.7%
1,056,854	Amneal Pharmaceuticals, Inc.*	8,740,183
Professional Services 4.3%
956,371	Alight, Inc. Class A*	7,650,968
4,047,641	Conduent, Inc.*	15,097,701
583,463	KBR, Inc.	35,492,054
		58,240,723
Semiconductors & Semiconductor Equipment 8.4%
227,572	CEVA, Inc.*	6,767,991
1,613,335	indie Semiconductor, Inc. Class A*	8,437,742
190,431	MACOM Technology Solutions Holdings, Inc.*	25,293,046
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
386,825	Rambus, Inc.*	$22,362,353
204,518	Semtech Corp.*	13,097,333
1,048,782	Veeco Instruments, Inc.*	29,229,554
829,267	Wolfspeed, Inc.*	7,944,378
		113,132,397
Software 6.3%
1,035,801	Adeia, Inc.	12,553,908
296,240	Box, Inc. Class A*	10,395,062
1,593,024	Cognyte Software Ltd.*	12,935,355
468,294	OneSpan, Inc.*	8,485,487
341,375	Radware Ltd.*	8,111,070
502,070	UiPath, Inc. Class A*	7,134,415
139,582	Varonis Systems, Inc.*	6,973,517
367,804	Verint Systems, Inc.*	9,268,661
829,133	Xperi, Inc.*	7,851,889
		83,709,364
Specialty Retail 1.2%
290,129	Caleres, Inc.	9,014,308
272,868	ODP Corp.*	7,007,250
		16,021,558
Textiles, Apparel & Luxury Goods 0.7%
1,142,995	Under Armour, Inc. Class C*	10,024,066
Trading Companies & Distributors 2.5%
342,924	AerCap Holdings NV	34,072,929
Total Common Stocks (Cost $927,295,936)		1,315,104,018
Principal Amount
Convertible Bonds 0.6%
Telecommunications 0.6%
$7,500,000	Infinera Corp., 3.75%, due 8/1/2028 (Cost $7,500,000)	8,817,750
Number of Shares
Warrants 0.2%
Communications Equipment 0.2%
1,511,444	Ribbon Communications, Inc. Expires 3/31/2027*#(a)(b)	2,202,033
Health Care Equipment & Supplies 0.0%(c)
131,579	CytoSorbents Corp.*(b)	0
Total Warrants (Cost $2,464,258)		2,202,033
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 1.0%
Investment Companies 1.0%
13,064,331	State Street Institutional Treasury Money Market Fund Premier Class, 4.57%(d) (Cost $13,064,331)	$13,064,331
Total Investments 100.0% (Cost $950,324,525)		1,339,188,132
Liabilities Less Other Assets (0.0)%(c)		(288,095)
Net Assets 100.0%		$1,338,900,037

*	Non-income producing security.
(a)	Security acquired via a PIPE transaction.
(b)
Security fair valued as of November 30, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at November 30, 2024 amounted to $2,202,033, which represents 0.2% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Represents 7-day effective yield as of November 30, 2024.
#  This security is subject to restrictions on resale. Total value of all such securities at November 30, 2024 amounted to $2,202,033, which represents 0.2% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 11/30/2024	Fair Value Percentage of Net Assets as of 11/30/2024
Ribbon Communications, Inc. Expires 3/31/2027 (Warrants)	3/29/2023	$2,464,258	$2,202,033	0.2%

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$1,172,997,947	87.6%
France	43,319,126	3.2%
Israel	42,131,451	3.2%
Netherlands	34,072,929	2.5%
United Kingdom	25,164,606	1.9%
China	8,437,742	0.6%
Short-Term Investments and Other Liabilities—Net	12,776,236	1.0%
	$1,338,900,037	100.0%
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,315,104,018	$—	$—	$1,315,104,018
Convertible Bonds#	—	8,817,750	—	8,817,750
Warrants#	—	2,202,033	—	2,202,033
Short-Term Investments	—	13,064,331	—	13,064,331
Total Investments	$1,315,104,018	$24,084,114	$—	$1,339,188,132

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

§   Investments in Affiliates(a):
	Value at August 31, 2024	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at November 30, 2024	Value at November 30, 2024
Intrinsic Value
Quantum Corp.	$1,145,492	$—	$7,430,149	$26,958,998	$(20,674,341)	$—*	—	$—
Sub-total for securities no longer affiliated as of 11/30/24(b)	$1,145,492	$—	$7,430,149	$26,958,998	$(20,674,341)	$—		$—

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	At November 30, 2024, the issuers of these securities were no longer affiliated with the Fund.
*	Non-income producing security.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 98.7%
Aerospace & Defense 0.8%
94,490	General Electric Co.	$17,212,298
91,000	Standardaero, Inc.*	2,608,060
		19,820,358
Application Software 0.3%
4,688	Canva, Inc.*#(a)(b)	6,688,510
Beverages 0.4%
322,642	Keurig Dr. Pepper, Inc.	10,534,261
Biotechnology 1.6%
225,880	AbbVie, Inc.	41,320,228
Broadline Retail 7.9%
991,583	Amazon.com, Inc.*	206,140,190
Capital Markets 3.6%
459,700	Brookfield Asset Management Ltd. Class A(c)	26,276,452
29,044	CME Group, Inc.	6,912,472
178,804	KKR & Co., Inc.	29,121,808
61,610	S&P Global, Inc.	32,191,841
		94,502,573
Commercial Services & Supplies 0.5%
61,621	Waste Management, Inc.	14,063,145
Consumer Staples Distribution & Retail 2.4%
33,273	Costco Wholesale Corp.	32,337,363
345,113	Walmart, Inc.	31,922,953
		64,260,316
Containers & Packaging 0.8%
98,088	Avery Dennison Corp.	20,201,224
Electric Utilities 1.5%
38,269	Constellation Energy Corp.	9,818,294
372,249	NextEra Energy, Inc.	29,284,829
		39,103,123
Electrical Equipment 1.0%
261,237	nVent Electric PLC	20,457,469
24,000	Rockwell Automation, Inc.	7,083,360
		27,540,829
Electronic Equipment, Instruments & Components 2.4%
338,093	Amphenol Corp. Class A	24,562,456
104,793	CDW Corp.	18,436,233
139,767	TE Connectivity PLC	21,121,589
		64,120,278
Entertainment 2.8%
82,234	Netflix, Inc.*	72,925,934
Number of Shares		Value
Financial Services 4.6%
100,493	MasterCard, Inc. Class A	$53,556,739
216,846	Visa, Inc. Class A	68,323,838
		121,880,577
Ground Transportation 1.5%
259,193	Uber Technologies, Inc.*	18,651,528
85,851	Union Pacific Corp.	21,004,306
		39,655,834
Health Care Equipment & Supplies 1.3%
387,385	Boston Scientific Corp.*	35,120,324
Health Care Providers & Services 0.7%
28,479	UnitedHealth Group, Inc.	17,377,886
Health Care Technology 1.0%
839,205	Waystar Holding Corp.*	25,914,650
Hotels, Restaurants & Leisure 2.0%
141,821	Chipotle Mexican Grill, Inc.*	8,724,828
66,054	DraftKings, Inc. Class A*	2,883,257
109,705	McDonald's Corp.	32,473,777
179,764	Sweetgreen, Inc. Class A*	7,366,729
		51,448,591
Interactive Media & Services 10.1%
581,638	Alphabet, Inc. Class A	98,267,740
596,589	Match Group, Inc.*	19,532,324
256,622	Meta Platforms, Inc. Class A	147,383,147
		265,183,211
IT Services 0.5%
155,937	Okta, Inc.*	12,094,474
Life Sciences Tools & Services 1.4%
68,267	Thermo Fisher Scientific, Inc.	36,156,251
Pharmaceuticals 1.5%
39,226	Eli Lilly & Co.	31,198,399
64,841	Novo Nordisk AS ADR	6,925,019
		38,123,418
Professional Services 0.8%
85,402	Equifax, Inc.	22,337,747
Semiconductors & Semiconductor Equipment 12.8%
154,586	Advanced Micro Devices, Inc.*	21,205,335
120,426	Analog Devices, Inc.	26,258,889
11,655	ASML Holding NV	8,002,440
522,614	Broadcom, Inc.	84,705,277
1,415,009	NVIDIA Corp.	195,624,994
		335,796,935
Software 20.3%
90,909	Arctic Wolf Networks, Inc.*#(a)(b)	1,077,381
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Software – cont'd
106,995	Grammarly, Inc.*#(a)(b)	$1,659,492
15,759	HubSpot, Inc.*	11,363,027
72,117	Intuit, Inc.	46,279,642
662,582	Microsoft Corp.(d)	280,576,974
24,930	Onestream, Inc.*	745,158
182,486	Salesforce, Inc.	60,218,555
40,968	ServiceNow, Inc.*	42,993,458
88,046	Synopsys, Inc.*	49,172,811
151,605	Workday, Inc. Class A*	37,899,734
		531,986,232
Specialty Retail 7.4%
517,590	Chewy, Inc. Class A*	17,292,682
1,297,807	Fanatics Holdings, Inc. Class A*#(a)(b)	99,593,709
73,223	Home Depot, Inc.	31,422,186
368,284	TJX Cos., Inc.	46,289,616
		194,598,193
Technology Hardware, Storage & Peripherals 5.5%
603,679	Apple, Inc.	143,271,137
Textiles, Apparel & Luxury Goods 1.3%
422,959	NIKE, Inc. Class B	33,316,480

Total Common Stocks (Cost $1,414,091,718)		2,585,482,909
Preferred Stocks 0.7%
Entertainment 0.1%
8,256	A24 Films LLC*#(a)(b)(e)	1,209,241
Internet 0.3%
7,000	Fabletics LLC, Series G*#(a)(b)	8,051,400
20,788	Savage X, Inc., Series C*#(a)(b)	787,657
		8,839,057
Number of Shares		Value
IT Services 0.2%
287,787	Druva, Inc., Series 4*#(a)(b)	$2,135,380
461,441	Druva, Inc., Series 5*#(a)(b)	4,277,558
		6,412,938
Software 0.1%
33,179	Grammarly, Inc., Series 3*#(a)(b)	922,376
90,310	Signifyd, Inc., Series Seed*#(a)(b)	658,360
39,343	Signifyd, Inc., Series A*#(a)(b)	287,991
82,373	Videoamp, Inc., Series F1*#(a)(b)	1,300,011
		3,168,738
Total Preferred Stocks (Cost $20,934,539)		19,629,974
Total Purchased Option Contracts 0.0%(f)(g) (Cost $330,038)		412,500

Short-Term Investments 0.6%
Investment Companies 0.6%
14,789,271	State Street Institutional Treasury Money Market Fund Premier Class, 4.57%(h)	14,789,271
221,130	State Street Navigator Securities Lending Government Money Market Portfolio, 4.64%(h)(i)	221,130
Total Short-Term Investments (Cost $15,010,401)		15,010,401
Total Investments 100.0% (Cost $1,450,366,696)		2,620,535,784
Liabilities Less Other Assets (0.0)%(g)(j)		(606,582)
Net Assets 100.0%		$2,619,929,202

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of November 30, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at November 30, 2024 amounted to $128,649,066, which represents 4.9% of net assets of the Fund.

(c)	All or a portion of this security is on loan at November 30, 2024. Total value of all such securities at November 30, 2024 amounted to $216,065 for the Fund.
(d)	All or a portion of this security is pledged as collateral for options written.
(e)	Security represented in Units.
(f)	See "Purchased option contracts" under Derivative Instruments.
(g)	Represents less than 0.05% of net assets of the Fund.
(h)	Represents 7-day effective yield as of November 30, 2024.
(i)	Represents investment of cash collateral received from securities lending.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
(j)	Includes the impact of the Fund’s open positions in derivatives at November 30, 2024.
#  This security is subject to restrictions on resale. Total value of all such securities at November 30, 2024 amounted to $128,649,066, which represents 4.9% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 11/30/2024	Fair Value Percentage of Net Assets as of 11/30/2024
A24 Films LLC	2/25/2022	$940,028	$1,209,241	0.0%
Arctic Wolf Networks, Inc.	12/31/2021	999,999	1,077,381	0.0%
Canva, Inc.	3/19/2024	5,000,507	6,688,510	0.3%
Druva, Inc. (Series 4 Preferred Shares)	6/14/2019	1,500,003	2,135,380	0.1%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	4,325,000	4,277,558	0.2%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	7,000,000	8,051,400	0.3%
Fanatics Holdings, Inc. Class A	8/13/2020-4/29/2021	23,018,871	99,593,709	3.8%
Grammarly, Inc. Class A	12/23/2021-1/24/2022	2,804,542	1,659,492	0.1%
Grammarly, Inc. (Series 3 Preferred Shares)	12/23/2021-1/24/2022	869,685	922,376	0.0%
Savage X, Inc. (Series C Preferred Shares)	11/30/2021	1,000,028	787,657	0.0%
Signifyd, Inc. (Series A Preferred Shares)	5/27/2021	1,213,731	287,991	0.0%
Signifyd, Inc. (Series Seed Preferred Shares)	5/27/2021	2,786,053	658,360	0.0%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	1,300,011	1,300,011	0.1%
Total		$52,758,458	$128,649,066	4.9%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Purchased option contracts ("options purchased")
At November 30, 2024, the Fund had outstanding options purchased as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Interactive Media & Services
Match Group, Inc.	1,000	$3,274,000	$35	1/17/2025	$115,000
Match Group, Inc.	1,400	4,583,600	35	3/21/2025	297,500
Total options purchased (cost $330,038)					$412,500
Written option contracts ("options written")
At November 30, 2024, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Interactive Media & Services
Match Group, Inc.	1,000	$(3,274,000)	$25	3/21/2025	$(36,500)
Match Group, Inc.	1,400	(4,583,600)	27.5	5/16/2025	(158,900)
Total options written (premium received $230,047)					$(195,400)
At November 30, 2024, the Fund had securities pledged in the amount of $1,905,570 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Application Software	$—	$—	$6,688,510	$6,688,510
Software	529,249,359	—	2,736,873	531,986,232
Specialty Retail	95,004,484	—	99,593,709	194,598,193
Other Common Stocks#	1,852,209,974	—	—	1,852,209,974
Total Common Stocks	2,476,463,817	—	109,019,092	2,585,482,909
Preferred Stocks#	—	—	19,629,974	19,629,974
Options Purchased#	412,500	—	—	412,500
Short-Term Investments	—	15,010,401	—	15,010,401
Total Investments	$2,476,876,317	$15,010,401	$128,649,066	$2,620,535,784

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
(000's omitted)	Beginning balance as of 9/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2024
Investments in Securities:
Common Stocks(1)	$107,143	$—	$—	$1,876	$—	$—	$—	$—	$109,019	$1,876
Preferred Stocks(1)	19,991	—	—	(361)	—	—	—	—	19,630	(361)
Total	$127,134	$—	$—	$1,515	$—	$—	$—	$—	$128,649	$1,515

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 11/30/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$109,019,092	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	4.0x - 12.5x	4.7x	Increase
			Discount Rate	3.9% - 4.0%	4.0%	Decrease
			Term (Years)	1.8 - 2.2	2.0	Decrease
			Expected Volatility	65.0% - 80.0%	70.9%	Decrease
			Transaction Price	$1,280.00	$1,280.00	Increase
Preferred Stocks	18,420,733	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	1.3x - 10.4x	5.5x	Increase
			Discount Rate	0.3% - 3.9%	3.6%	Decrease
			Term (Years)	2.2 - 3.2	2.3	Decrease
			Expected Volatility	60.0% - 70.0%	62.0%	Decrease
			Transaction Price	$1,150.00	$1,150.00	Increase
Preferred Units	1,209,241	Market Approach	Transaction Price	$146.47	$146.47	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of November 30, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(195,400)	$—	$—	$(195,400)
Total	$(195,400)	$—	$—	$(195,400)
^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 96.6%
Aerospace & Defense 1.2%
208,279	Lockheed Martin Corp.	$110,264,985
Banks 10.1%
3,683,181	Bank of America Corp.	174,987,929
475,381	Citigroup, Inc.	33,690,252
942,999	JPMorgan Chase & Co.	235,485,710
1,123,008	PNC Financial Services Group, Inc.	241,132,278
2,369,827	Truist Financial Corp.	112,993,351
1,817,519	Wells Fargo & Co.	138,440,422
		936,729,942
Beverages 0.5%
1,416,788	Keurig Dr. Pepper, Inc.	46,258,128
Building Products 0.9%
946,309	Johnson Controls International PLC	79,357,473
Capital Markets 4.4%
81,167	Blackrock, Inc.	83,017,608
424,438	CME Group, Inc.	101,016,244
687,714	Morgan Stanley	90,510,039
251,570	S&P Global, Inc.	131,447,841
51,790	State Street Corp.	5,101,833
		411,093,565
Communications Equipment 0.2%
309,316	Cisco Systems, Inc.	18,314,600
Consumer Finance 1.6%
528,752	Capital One Financial Corp.	101,525,671
252,267	Discover Financial Services	46,021,069
		147,546,740
Consumer Staples Distribution & Retail 4.9%
3,150,490	Kroger Co.	192,431,929
2,793,855	Walmart, Inc.	258,431,588
		450,863,517
Containers & Packaging 0.8%
359,372	Avery Dennison Corp.	74,012,663
Diversified Telecommunication Services 1.1%
2,207,466	Verizon Communications, Inc.	97,879,042
Electric Utilities 5.1%
1,984,956	Duke Energy Corp.	232,339,100
2,203,915	FirstEnergy Corp.	93,776,583
1,853,916	NextEra Energy, Inc.	145,847,572
		471,963,255
Number of Shares		Value
Electrical Equipment 0.5%
171,244	Rockwell Automation, Inc.	$50,540,954
Electronic Equipment, Instruments & Components 1.2%
1,558,115	Amphenol Corp. Class A	113,197,055
Energy Equipment & Services 0.7%
1,454,017	Baker Hughes Co.	63,904,047
Entertainment 0.5%
271,515	Take-Two Interactive Software, Inc.*	51,147,996
Financial Services 4.2%
627,575	Berkshire Hathaway, Inc. Class B*	303,131,277
967,698	PayPal Holdings, Inc.*	83,967,155
		387,098,432
Food Products 0.7%
922,566	General Mills, Inc.	61,129,223
Ground Transportation 1.9%
632,168	CSX Corp.	23,105,740
547,170	Norfolk Southern Corp.	150,936,845
		174,042,585
Health Care Equipment & Supplies 3.8%
2,633,259	Medtronic PLC	227,882,234
318,260	Stryker Corp.	124,805,659
		352,687,893
Health Care Providers & Services 3.3%
129,458	Elevance Health, Inc.	52,684,228
414,792	UnitedHealth Group, Inc.	253,106,078
		305,790,306
Hotels, Restaurants & Leisure 3.0%
3,691,351	Carnival Corp.*	93,871,056
3,433,779	Las Vegas Sands Corp.	182,196,314
		276,067,370
Household Products 2.0%
1,453,918	Colgate-Palmolive Co.	140,492,097
230,420	Procter & Gamble Co.	41,305,089
		181,797,186
Industrial Conglomerates 1.0%
691,873	3M Co.	92,385,802
Insurance 2.0%
1,529,884	American International Group, Inc.	117,617,482
183,078	Aon PLC Class A	71,682,360
		189,299,842
IT Services 4.0%
625,829	Accenture PLC Class A	226,781,655
See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
IT Services – cont'd
627,949	International Business Machines Corp.	$142,801,882
		369,583,537
Life Sciences Tools & Services 1.9%
733,293	Danaher Corp.	175,762,999
Machinery 3.8%
422,529	Caterpillar, Inc.	171,593,252
323,031	Cummins, Inc.	121,149,546
66,553	Illinois Tool Works, Inc.	18,469,789
263,970	Ingersoll Rand, Inc.	27,497,755
80,100	PACCAR, Inc.	9,371,700
		348,082,042
Metals & Mining 6.1%
1,201,486	Agnico Eagle Mines Ltd.	101,429,448
1,987,415	Freeport-McMoRan, Inc.	87,843,743
2,541,126	Newmont Corp.	106,574,824
1,219,983	Southern Copper Corp.	122,425,294
2,279,254	Wheaton Precious Metals Corp.(a)	142,065,902
		560,339,211
Multi-Utilities 4.8%
1,549,123	DTE Energy Co.	194,848,691
1,057,011	Public Service Enterprise Group, Inc.	99,676,137
1,577,393	Sempra	147,754,403
		442,279,231
Oil, Gas & Consumable Fuels 4.8%
173,182	EOG Resources, Inc.	23,078,233
3,602,898	Exxon Mobil Corp.	424,997,848
		448,076,081
Passenger Airlines 0.4%
402,643	United Airlines Holdings, Inc.*	38,987,922
Pharmaceuticals 5.4%
1,099,369	Bristol-Myers Squibb Co.	65,104,632
2,298,273	Johnson & Johnson	356,255,298
2,869,732	Pfizer, Inc.	75,215,676
		496,575,606
Professional Services 0.5%
184,250	Equifax, Inc.	48,192,430
Residential REITs 0.5%
594,963	Equity Residential	45,609,864
Number of Shares		Value
Retail REITs 1.2%
585,845	Simon Property Group, Inc.	$107,561,142
Semiconductors & Semiconductor Equipment 0.9%
170,002	Analog Devices, Inc.	37,068,936
138,866	Microchip Technology, Inc.	9,466,495
168,897	Texas Instruments, Inc.	33,953,364
		80,488,795
Software 1.7%
80,669	ANSYS, Inc.*	28,322,886
381,420	Salesforce, Inc.	125,864,786
		154,187,672
Specialized REITs 2.9%
266,955	Extra Space Storage, Inc.	45,638,627
642,870	Public Storage	223,750,903
		269,389,530
Specialty Retail 0.5%
114,737	Home Depot, Inc.	49,237,089
Tobacco 1.0%
683,889	Philip Morris International, Inc.	90,998,270
Wireless Telecommunication Services 0.6%
215,721	T-Mobile U.S., Inc.	53,270,144
Total Common Stocks (Cost $7,254,517,399)		8,921,994,166

Short-Term Investments 3.9%
Investment Companies 3.9%
299,675,110	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.59%(b)	299,675,110
59,791,788	State Street Navigator Securities Lending Government Money Market Portfolio, 4.64%(b)(c)	59,791,788
Total Short-Term Investments (Cost $359,466,898)		359,466,898
Total Investments 100.5% (Cost $7,613,984,297)		9,281,461,064
Liabilities Less Other Assets (0.5)%		(50,207,459)
Net Assets 100.0%		$9,231,253,605

*	Non-income producing security.
(a)	All or a portion of this security is on loan at November 30, 2024. Total value of all such securities at November 30, 2024 amounted to $59,155,907 for the Fund.
See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)  (cont’d)
(b)	Represents 7-day effective yield as of November 30, 2024.
(c)	Represents investment of cash collateral received from securities lending.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$8,921,994,166	$—	$—	$8,921,994,166
Short-Term Investments	—	359,466,898	—	359,466,898
Total Investments	$8,921,994,166	$359,466,898	$—	$9,281,461,064

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 99.8%
Aerospace & Defense 4.9%
88,900	Axon Enterprise, Inc.*	$57,514,744
143,700	HEICO Corp.	39,283,269
		96,798,013
Banks 2.0%
3,227,047	NU Holdings Ltd. Class A*	40,434,899
Biotechnology 3.4%
80,594	Alnylam Pharmaceuticals, Inc.*	20,395,924
114,354	Natera, Inc.*	19,186,314
122,699	Neurocrine Biosciences, Inc.*	15,552,098
88,227	Sarepta Therapeutics, Inc.*	11,764,188
		66,898,524
Building Products 0.5%
56,600	Builders FirstSource, Inc.*	10,554,202
Capital Markets 11.3%
288,430	Ares Management Corp. Class A	50,974,234
104,414	Coinbase Global, Inc. Class A*	30,927,427
88,556	Evercore, Inc. Class A	27,266,392
402,480	Jefferies Financial Group, Inc.	31,852,267
79,016	KKR & Co., Inc.	12,869,336
292,301	Robinhood Markets, Inc. Class A*	10,972,980
308,212	TPG, Inc.	21,562,511
274,678	Tradeweb Markets, Inc. Class A	37,218,869
		223,644,016
Commercial Services & Supplies 2.7%
94,948	Cintas Corp.	21,438,309
186,600	Veralto Corp.	20,188,254
66,700	Waste Connections, Inc.	12,837,749
		54,464,312
Construction & Engineering 1.1%
61,100	Quanta Services, Inc.	21,050,172
Consumer Staples Distribution & Retail 0.9%
188,867	BJ's Wholesale Club Holdings, Inc.*	18,187,892
Containers & Packaging 1.2%
98,200	Packaging Corp. of America	24,437,070
Diversified Consumer Services 1.8%
153,600	Bright Horizons Family Solutions, Inc.*	17,760,768
50,855	Duolingo, Inc.*	17,711,271
		35,472,039
Number of Shares		Value
Electrical Equipment 2.5%
47,200	Hubbell, Inc.	$21,716,248
213,700	Vertiv Holdings Co. Class A	27,268,120
		48,984,368
Electronic Equipment, Instruments & Components 0.7%
140,221	Coherent Corp.*	14,044,535
Entertainment 1.9%
345,462	ROBLOX Corp. Class A*	17,318,010
41,803	Spotify Technology SA*	19,938,359
		37,256,369
Financial Services 0.5%
59,270	Apollo Global Management, Inc.	10,374,028
Ground Transportation 1.6%
138,800	Old Dominion Freight Line, Inc.	31,249,432
Health Care Equipment & Supplies 2.5%
57,768	Align Technology, Inc.*	13,446,657
57,449	IDEXX Laboratories, Inc.*	24,229,116
64,438	Inspire Medical Systems, Inc.*	12,421,069
		50,096,842
Health Care Providers & Services 1.9%
151,700	Cencora, Inc.	38,160,135
Hotels, Restaurants & Leisure 7.7%
110,500	Cava Group, Inc.*	15,569,450
152,200	Churchill Downs, Inc.	21,629,142
75,700	DoorDash, Inc. Class A*	13,662,336
805,900	DraftKings, Inc. Class A*	35,177,535
135,300	Royal Caribbean Cruises Ltd.	33,021,318
97,600	Texas Roadhouse, Inc.	20,034,352
44,500	Wingstop, Inc.	14,630,265
		153,724,398
Household Products 1.1%
202,400	Church & Dwight Co., Inc.	22,290,312
Independent Power and Renewable Electricity Producers 2.4%
303,174	Vistra Corp.	48,459,332
Insurance 1.3%
329,925	Ryan Specialty Holdings, Inc.	24,876,345
Interactive Media & Services 1.1%
155,021	Reddit, Inc. Class A*	21,809,905
IT Services 1.2%
73,439	MongoDB, Inc.*	23,683,343
Life Sciences Tools & Services 1.0%
533,725	Avantor, Inc.*	11,240,249
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services – cont'd
378,903	Stevanato Group SpA(a)	$7,589,427
		18,829,676
Machinery 0.7%
142,000	Ingersoll Rand, Inc.	14,792,140
Media 2.8%
431,567	Trade Desk, Inc. Class A*	55,477,938
Oil, Gas & Consumable Fuels 1.6%
152,200	Targa Resources Corp.	31,094,460
Professional Services 1.2%
154,400	Booz Allen Hamilton Holding Corp.	22,878,992
Semiconductors & Semiconductor Equipment 2.4%
58,443	Monolithic Power Systems, Inc.	33,174,584
83,505	Onto Innovation, Inc.*	13,709,851
		46,884,435
Software 20.6%
222,614	AppLovin Corp. Class A*	74,965,265
32,609	Cadence Design Systems, Inc.*	10,004,767
45,136	CyberArk Software Ltd.*	14,601,948
295,925	Datadog, Inc. Class A*	45,202,544
213,083	Descartes Systems Group, Inc.*	24,903,010
17,376	Fair Isaac Corp.*	41,268,521
85,312	Manhattan Associates, Inc.*	24,351,457
30,768	MicroStrategy, Inc. Class A*	11,921,677
178,426	Nutanix, Inc. Class A*	11,647,649
1,485,871	Palantir Technologies, Inc. Class A*	99,672,227
37,764	Tyler Technologies, Inc.*	23,759,976
123,895	Zscaler, Inc.*	25,595,468
		407,894,509
Specialty Retail 3.6%
88,200	Carvana Co.*	22,969,044
Number of Shares		Value
Specialty Retail – cont'd
22,900	O'Reilly Automotive, Inc.*	$28,469,738
134,200	Ross Stores, Inc.	20,783,554
		72,222,336
Technology Hardware, Storage & Peripherals 2.6%
212,019	NetApp, Inc.	26,002,010
469,891	Pure Storage, Inc. Class A*	24,899,524
		50,901,534
Textiles, Apparel & Luxury Goods 3.0%
214,200	Deckers Outdoor Corp.*	41,974,632
312,500	On Holding AG Class A*	18,228,125
		60,202,757
Trading Companies & Distributors 4.1%
148,900	AerCap Holdings NV	14,794,704
26,500	United Rentals, Inc.	22,949,000
36,200	W.W. Grainger, Inc.	43,633,308
		81,377,012
Total Common Stocks (Cost $1,398,278,009)		1,979,506,272

Short-Term Investments 0.2%
Investment Companies 0.2%
5,111,465	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.59%(b)	5,111,465
63,550	State Street Navigator Securities Lending Government Money Market Portfolio, 4.64%(b)(c)	63,550
Total Short-Term Investments (Cost $5,175,015)		5,175,015
Total Investments 100.0% (Cost $1,403,453,024)		1,984,681,287
Liabilities Less Other Assets (0.0)%(d)		(871,486)
Net Assets 100.0%		$1,983,809,801

*	Non-income producing security.
(a)
All or a portion of this security is on loan at November 30, 2024. Total value of all such securities at
November 30, 2024 amounted to $3,185,593, collateralized by cash collateral of $63,550 and non-cash
(U.S. Treasury Securities) collateral of $3,193,048 for the Fund.

(b)	Represents 7-day effective yield as of November 30, 2024.
(c)	Represents investment of cash collateral received from securities lending.
(d)	Represents less than 0.05% of net assets of the Fund.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,979,506,272	$—	$—	$1,979,506,272
Short-Term Investments	—	5,175,015	—	5,175,015
Total Investments	$1,979,506,272	$5,175,015	$—	$1,984,681,287

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 98.6%
Aerospace & Defense 3.2%
2,527	General Dynamics Corp.	$717,693
5,055	L3Harris Technologies, Inc.	1,244,794
		1,962,487
Air Freight & Logistics 1.9%
3,859	FedEx Corp.	1,168,003
Automobile Components 1.9%
20,230	Aptiv PLC*	1,123,372
Banks 3.8%
67,448	Huntington Bancshares, Inc.	1,214,739
22,249	Truist Financial Corp.	1,060,832
		2,275,571
Building Products 3.1%
14,571	Fortune Brands Innovations, Inc.	1,140,909
25,865	Resideo Technologies, Inc.*	703,011
		1,843,920
Chemicals 1.8%
4,488	Albemarle Corp.	483,358
7,367	Ashland, Inc.	575,068
		1,058,426
Commercial Services & Supplies 1.4%
41,399	OPENLANE, Inc.*	836,260
Communications Equipment 3.1%
17,949	Ciena Corp.*	1,251,404
1,185	Motorola Solutions, Inc.	592,145
		1,843,549
Construction & Engineering 2.2%
12,375	Arcosa, Inc.	1,344,420
Consumer Finance 0.8%
8,693	Bread Financial Holdings, Inc.	511,409
Consumer Staples Distribution & Retail 0.9%
7,598	Dollar Tree, Inc.*	541,509
Containers & Packaging 2.0%
2,259	Avery Dennison Corp.	465,241
20,362	Sealed Air Corp.	745,249
		1,210,490
Electric Utilities 1.9%
27,238	FirstEnergy Corp.	1,158,977
Electronic Equipment, Instruments & Components 7.5%
2,876	CDW Corp.	505,975
8,598	Coherent Corp.*	861,176
14,849	IPG Photonics Corp.*	1,158,816
6,188	Itron, Inc.*	733,464
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
2,664	Teledyne Technologies, Inc.*	$1,292,732
		4,552,163
Energy Equipment & Services 2.1%
28,215	Baker Hughes Co.	1,240,049
Entertainment 1.2%
102,609	Lions Gate Entertainment Corp. Class B*	756,228
Financial Services 1.5%
7,608	Global Payments, Inc.	905,048
Food Products 2.6%
43,182	Hain Celestial Group, Inc.*	357,115
3,252	Lamb Weston Holdings, Inc.	251,185
28,094	TreeHouse Foods, Inc.*	964,748
		1,573,048
Health Care Equipment & Supplies 4.1%
18,071	Avanos Medical, Inc.*	346,240
11,812	Haemonetics Corp.*	1,033,196
8,325	Zimmer Biomet Holdings, Inc.	933,233
12,408	Zimvie, Inc.*	183,142
		2,495,811
Health Care Providers & Services 2.1%
2,031	McKesson Corp.	1,276,483
Hotels, Restaurants & Leisure 5.9%
10,177	Bloomin' Brands, Inc.	141,867
50,509	International Game Technology PLC	971,288
24,309	MGM Resorts International*	932,007
21,741	Travel & Leisure Co.	1,214,670
5,068	United Parks & Resorts, Inc.*	297,188
		3,557,020
Independent Power and Renewable Electricity Producers 2.8%
10,471	Vistra Corp.	1,673,685
Insurance 3.1%
4,846	Allstate Corp.	1,005,012
7,550	Globe Life, Inc.	839,862
		1,844,874
IT Services 3.1%
13,549	Kyndryl Holdings, Inc.*	470,286
6,177	Wix.com Ltd.*	1,382,042
		1,852,328
Life Sciences Tools & Services 0.4%
1,371	Charles River Laboratories International, Inc.*	272,911
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Machinery 2.2%
59,994	Gates Industrial Corp. PLC*	$1,329,467
Multi-Utilities 3.7%
42,089	CenterPoint Energy, Inc.	1,372,943
14,820	Dominion Energy, Inc.	870,675
		2,243,618
Oil, Gas & Consumable Fuels 6.3%
15,731	Devon Energy Corp.	596,991
9,419	EOG Resources, Inc.	1,255,176
4,173	Phillips 66	559,099
24,087	Williams Cos., Inc.	1,409,571
		3,820,837
Professional Services 5.5%
98,465	Alight, Inc. Class A*	787,720
14,040	Concentrix Corp.	631,098
163,835	Conduent, Inc.*	611,104
20,825	KBR, Inc.	1,266,785
		3,296,707
Retail REITs 2.0%
15,788	Regency Centers Corp.	1,193,415
Semiconductors & Semiconductor Equipment 3.3%
7,448	Enphase Energy, Inc.*	531,415
2,747	NXP Semiconductors NV	630,079
9,684	Skyworks Solutions, Inc.	848,222
		2,009,716
Software 3.4%
9,567	DocuSign, Inc.*	762,394
43,828	UiPath, Inc. Class A*	622,796
Number of Shares		Value
Software – cont'd
8,225	Zoom Communications, Inc.*	$680,125
		2,065,315
Specialty Retail 1.0%
3,571	Best Buy Co., Inc.	321,390
11,847	ODP Corp.*	304,231
		625,621
Technology Hardware, Storage & Peripherals 3.9%
58,486	Hewlett Packard Enterprise Co.	1,241,073
21,552	Pure Storage, Inc. Class A*	1,142,040
		2,383,113
Textiles, Apparel & Luxury Goods 0.8%
52,039	Under Armour, Inc. Class C*	456,382
Trading Companies & Distributors 2.1%
12,565	AerCap Holdings NV	1,248,458
Total Common Stocks (Cost $43,786,205)		59,550,690

Short-Term Investments 1.3%
Investment Companies 1.3%
771,986	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.59%(a) (Cost $771,986)	771,986
Total Investments 99.9% (Cost $44,558,191)		60,322,676
Other Assets Less Liabilities 0.1%		53,337
Net Assets 100.0%		$60,376,013

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2024.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$59,550,690	$—	$—	$59,550,690
Short-Term Investments	—	771,986	—	771,986
Total Investments	$59,550,690	$771,986	$—	$60,322,676

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 99.6%
Banks 2.7%
29,000	JPMorgan Chase & Co.	$7,241,880
Broadline Retail 3.9%
49,000	Amazon.com, Inc.*	10,186,610
Capital Markets 9.3%
175,000	Brookfield Corp.	10,743,250
43,000	Intercontinental Exchange, Inc.	6,921,280
83,000	Nasdaq, Inc.	6,888,170
		24,552,700
Commercial Services & Supplies 1.8%
44,000	Veralto Corp.	4,760,360
Communications Equipment 2.8%
15,000	Motorola Solutions, Inc.	7,495,500
Construction Materials 2.5%
21,000	Eagle Materials, Inc.	6,487,320
Consumer Staples Distribution & Retail 4.4%
36,000	BJ's Wholesale Club Holdings, Inc.*	3,466,800
119,000	U.S. Foods Holding Corp.*	8,302,630
		11,769,430
Containers & Packaging 7.2%
26,000	Avery Dennison Corp.	5,354,700
76,000	Ball Corp.	4,724,160
297,000	Graphic Packaging Holding Co.	8,936,730
		19,015,590
Electric Utilities 2.7%
45,000	Alliant Energy Corp.	2,844,000
55,000	NextEra Energy, Inc.	4,326,850
		7,170,850
Electrical Equipment 1.0%
9,000	Rockwell Automation, Inc.	2,656,260
Financial Services 7.5%
44,000	Apollo Global Management, Inc.	7,701,320
25,000	Berkshire Hathaway, Inc. Class B*	12,075,500
		19,776,820
Food Products 1.7%
70,000	Mondelez International, Inc. Class A	4,546,500
Ground Transportation 3.2%
165,000	CSX Corp.	6,030,750
33,000	Uber Technologies, Inc.*	2,374,680
		8,405,430
Number of Shares		Value
Health Care Equipment & Supplies 1.6%
19,000	Becton Dickinson & Co.	$4,216,100
Health Care Providers & Services 2.2%
18,000	HCA Healthcare, Inc.	5,889,960
Hotels, Restaurants & Leisure 6.7%
218,000	Aramark	8,870,420
595	Booking Holdings, Inc.	3,095,178
19,500	McDonald's Corp.	5,772,195
		17,737,793
Household Products 0.5%
4,500	WD-40 Co.	1,246,905
Insurance 2.0%
18,000	Chubb Ltd.	5,197,140
Interactive Media & Services 3.8%
59,000	Alphabet, Inc. Class C	10,058,910
Life Sciences Tools & Services 1.1%
14,000	Charles River Laboratories International, Inc.*	2,786,840
Machinery 3.4%
17,000	Nordson Corp.	4,436,830
23,000	Westinghouse Air Brake Technologies Corp.	4,614,260
		9,051,090
Oil, Gas & Consumable Fuels 2.8%
56,000	EOG Resources, Inc.	7,462,560
Professional Services 3.1%
35,000	TransUnion	3,552,500
16,000	Verisk Analytics, Inc.	4,707,360
		8,259,860
Semiconductors & Semiconductor Equipment 2.4%
2,500	ASML Holding NV	1,716,525
29,500	QUALCOMM, Inc.	4,676,635
		6,393,160
Software 8.6%
33,500	Microsoft Corp.	14,185,910
47,000	Oracle Corp.	8,687,480
		22,873,390
Specialty Retail 2.9%
14,000	Lowe's Cos., Inc.	3,814,020
31,000	TJX Cos., Inc.	3,896,390
		7,710,410
Technology Hardware, Storage & Peripherals 4.6%
51,000	Apple, Inc.	12,103,830
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Wireless Telecommunication Services 3.2%
34,000	T-Mobile U.S., Inc.	$8,395,960
Total Common Stocks (Cost $139,155,313)		263,449,158

Short-Term Investments 0.5%
Investment Companies 0.5%
1,345,848	State Street Institutional Treasury Money Market Fund Premier Class, 4.57%(a) (Cost $1,345,848)	1,345,848
Total Investments 100.1% (Cost $140,501,161)		264,795,006
Liabilities Less Other Assets (0.1)%		(307,878)
Net Assets 100.0%		$264,487,128

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2024.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$263,449,158	$—	$—	$263,449,158
Short-Term Investments	—	1,345,848	—	1,345,848
Total Investments	$263,449,158	$1,345,848	$—	$264,795,006

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 98.5%
Diversified REITs 2.1%
486,776	Essential Properties Realty Trust, Inc.	$16,599,062
Health Care REITs 12.1%
279,898	American Healthcare REIT, Inc.	8,343,759
358,930	Omega Healthcare Investors, Inc.	14,576,147
554,177	Ventas, Inc.	35,506,121
266,357	Welltower, Inc.	36,805,210
		95,231,237
Hotels, Restaurants & Leisure 2.0%
54,707	Marriott International, Inc. Class A	15,815,247
Industrial REITs 9.6%
557,506	Prologis, Inc.	65,105,551
249,930	Rexford Industrial Realty, Inc.	10,517,054
		75,622,605
Office REITs 3.9%
122,150	BXP, Inc.	10,015,078
2,242,656	Hudson Pacific Properties, Inc.	8,634,226
295,236	Kilroy Realty Corp.	12,261,151
		30,910,455
Residential REITs 18.4%
307,860	American Homes 4 Rent Class A	11,787,959
166,305	AvalonBay Communities, Inc.	39,139,882
104,679	Camden Property Trust	13,168,618
186,993	Equity LifeStyle Properties, Inc.	13,338,211
590,014	Invitation Homes, Inc.	20,207,980
228,895	Sun Communities, Inc.	28,916,305
418,763	UDR, Inc.	19,204,471
		145,763,426
Retail REITs 14.0%
127,697	Federal Realty Investment Trust	14,895,855
Number of Shares		Value
Retail REITs – cont'd
235,080	FrontView REIT, Inc.*	$4,558,201
830,561	Kimco Realty Corp.	21,237,445
641,411	Macerich Co.	13,604,327
323,254	Realty Income Corp.	18,713,175
205,692	Simon Property Group, Inc.	37,765,051
		110,774,054
Specialized REITs 36.4%
272,415	American Tower Corp.	56,934,735
172,248	Crown Castle, Inc.	18,301,350
96,346	Digital Realty Trust, Inc.	18,853,949
63,753	Equinix, Inc.	62,572,294
106,632	Extra Space Storage, Inc.	18,229,807
241,059	Gaming & Leisure Properties, Inc.	12,441,055
238,595	Iron Mountain, Inc.	29,507,044
85,732	Public Storage	29,839,023
92,622	SBA Communications Corp.	20,955,727
237,869	VICI Properties, Inc.	7,756,908
397,047	Weyerhaeuser Co.	12,808,736
		288,200,628
Total Common Stocks (Cost $726,436,983)		778,916,714

Short-Term Investments 1.4%
Investment Companies 1.4%
11,377,076	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.59%(a) (Cost $11,377,076)	11,377,076
Total Investments 99.9% (Cost $737,814,059)		790,293,790
Other Assets Less Liabilities 0.1%		655,203
Net Assets 100.0%		$790,948,993

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2024.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$778,916,714	$—	$—	$778,916,714
Short-Term Investments	—	11,377,076	—	11,377,076
Total Investments	$778,916,714	$11,377,076	$—	$790,293,790

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 98.1%
Aerospace & Defense 5.2%
23,700	AeroVironment, Inc.*	$4,609,650
37,800	BWX Technologies, Inc.	4,946,130
18,000	Curtiss-Wright Corp.	6,725,340
34,800	Loar Holdings, Inc.*	3,204,384
231,000	Rocket Lab USA, Inc.*	6,301,680
		25,787,184
Automobile Components 2.1%
32,900	Dorman Products, Inc.*	4,605,342
43,500	Modine Manufacturing Co.*	5,906,865
		10,512,207
Banks 3.2%
42,015	Pinnacle Financial Partners, Inc.	5,340,527
67,209	Western Alliance Bancorp	6,291,435
29,637	Wintrust Financial Corp.	4,090,202
		15,722,164
Biotechnology 10.3%
384,929	Amicus Therapeutics, Inc.*	3,841,591
71,907	AnaptysBio, Inc.*	1,794,799
146,081	ARS Pharmaceuticals, Inc.*(a)	2,119,635
19,454	Ascendis Pharma AS ADR*	2,647,300
58,232	Biohaven Ltd.*	2,679,254
32,650	Blueprint Medicines Corp.*	3,146,807
76,803	Dyne Therapeutics, Inc.*	2,350,940
153,663	Halozyme Therapeutics, Inc.*	7,406,557
83,812	Ideaya Biosciences, Inc.*	2,293,096
58,344	Insmed, Inc.*	4,385,135
39,209	Kymera Therapeutics, Inc.*	1,836,942
11,029	Madrigal Pharmaceuticals, Inc.*	3,619,608
111,595	Recursion Pharmaceuticals, Inc. Class A*(a)	788,977
33,845	REVOLUTION Medicines, Inc.*	1,957,933
41,608	Vaxcyte, Inc.*	3,925,299
68,530	Vericel Corp.*	3,984,334
46,672	Xenon Pharmaceuticals, Inc.*	1,989,627
		50,767,834
Broadline Retail 0.6%
30,800	Ollie's Bargain Outlet Holdings, Inc.*	3,047,660
Building Products 2.5%
12,600	CSW Industrials, Inc.	5,322,114
176,900	Zurn Elkay Water Solutions Corp.	7,044,158
		12,366,272
Capital Markets 5.2%
23,868	Evercore, Inc. Class A	7,348,957
Number of Shares		Value
Capital Markets – cont'd
30,599	Piper Sandler Cos.	$10,495,151
119,934	StepStone Group, Inc. Class A	7,902,451
		25,746,559
Chemicals 0.9%
163,300	Element Solutions, Inc.	4,683,444
Commercial Services & Supplies 2.0%
61,745	Casella Waste Systems, Inc. Class A*	6,990,151
11,600	Clean Harbors, Inc.*	3,017,044
		10,007,195
Construction & Engineering 2.7%
73,868	API Group Corp.*	2,790,733
15,400	Comfort Systems USA, Inc.	7,596,358
14,400	Sterling Infrastructure, Inc.*	2,800,080
		13,187,171
Consumer Staples Distribution & Retail 2.2%
70,600	Sprouts Farmers Market, Inc.*	10,906,288
Containers & Packaging 1.2%
197,133	Graphic Packaging Holding Co.	5,931,732
Diversified Consumer Services 2.1%
40,900	Bright Horizons Family Solutions, Inc.*	4,729,267
311,059	OneSpaWorld Holdings Ltd.	5,907,010
		10,636,277
Electrical Equipment 1.0%
62,200	nVent Electric PLC	4,870,882
Electronic Equipment, Instruments & Components 3.7%
92,747	Coherent Corp.*	9,289,540
39,081	Fabrinet*	9,167,621
		18,457,161
Financial Services 1.9%
93,898	Mr. Cooper Group, Inc.*	9,264,916
Food Products 1.3%
41,500	Freshpet, Inc.*	6,351,575
Health Care Equipment & Supplies 2.3%
28,283	Glaukos Corp.*	4,062,853
50,317	Integer Holdings Corp.*	7,069,538
		11,132,391
Health Care Providers & Services 3.3%
35,583	HealthEquity, Inc.*	3,613,098
182,022	Option Care Health, Inc.*	4,332,124
100,557	RadNet, Inc.*	8,221,540
		16,166,762
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Hotels, Restaurants & Leisure 2.6%
27,062	Churchill Downs, Inc.	$3,845,781
57,800	Red Rock Resorts, Inc. Class A	2,895,202
24,700	Shake Shack, Inc. Class A*	3,303,131
73,300	Sweetgreen, Inc. Class A*	3,003,834
		13,047,948
Household Durables 2.2%
69,100	Champion Homes, Inc.*	7,167,743
17,200	Installed Building Products, Inc.	3,934,328
		11,102,071
Life Sciences Tools & Services 0.5%
135,705	Stevanato Group SpA(a)	2,718,171
Machinery 3.8%
44,800	Esab Corp.	5,782,784
87,100	Mueller Industries, Inc.	7,035,067
32,800	SPX Technologies, Inc.*	5,787,232
		18,605,083
Marine Transportation 1.0%
39,400	Kirby Corp.*	4,984,494
Metals & Mining 1.1%
27,600	Carpenter Technology Corp.	5,355,504
Oil, Gas & Consumable Fuels 1.6%
22,200	DT Midstream, Inc.	2,355,864
119,373	Magnolia Oil & Gas Corp. Class A	3,311,407
39,985	Matador Resources Co.	2,399,500
		8,066,771
Pharmaceuticals 4.4%
76,966	Amphastar Pharmaceuticals, Inc.*	3,478,093
83,276	Arvinas, Inc.*	2,225,135
29,049	Axsome Therapeutics, Inc.*	2,853,193
62,697	Corcept Therapeutics, Inc.*	3,616,363
68,212	Harrow, Inc.*	2,858,765
42,290	Intra-Cellular Therapies, Inc.*	3,622,138
77,574	Verona Pharma PLC ADR*	3,074,258
		21,727,945
Professional Services 1.1%
63,700	CBIZ, Inc.*	5,260,346
Semiconductors & Semiconductor Equipment 9.7%
45,095	Camtek Ltd.(a)	3,359,577
100,527	Credo Technology Group Holding Ltd.*	4,921,802
91,751	FormFactor, Inc.*	3,675,545
65,183	Impinj, Inc.*	12,528,824
28,072	MACOM Technology Solutions Holdings, Inc.*	3,728,523
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
19,003	Onto Innovation, Inc.*	$3,119,913
214,092	Semtech Corp.*	13,710,452
51,937	Silicon Motion Technology Corp. ADR	2,756,297
		47,800,933
Software 10.6%
80,782	ACI Worldwide, Inc.*	4,590,033
85,520	Cleanspark, Inc.*	1,227,212
654	Clearwater Analytics Holdings, Inc. Class A*	20,300
28,532	Commvault Systems, Inc.*	4,895,806
24,811	CyberArk Software Ltd.*	8,026,607
50,129	Descartes Systems Group, Inc.*	5,858,576
21,777	Manhattan Associates, Inc.*	6,216,027
242,094	MARA Holdings, Inc.*(a)	6,638,217
77,051	Q2 Holdings, Inc.*	8,070,322
327,127	Zeta Global Holdings Corp. Class A*	6,967,805
		52,510,905
Trading Companies & Distributors 5.8%
89,141	Air Lease Corp.	4,537,277
37,400	Applied Industrial Technologies, Inc.	10,274,528
62,300	FTAI Aviation Ltd.	10,517,486
13,700	Herc Holdings, Inc.	3,178,400
		28,507,691
Total Common Stocks (Cost $377,895,629)		485,233,536
Exchange-Traded Funds 0.6%
8,660	iShares Russell 2000 Growth ETF(a) (Cost $2,493,483)	2,731,018

Short-Term Investments 3.6%
Investment Companies 3.6%
6,587,889	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.59%(b)	6,587,889
11,219,680	State Street Navigator Securities Lending Government Money Market Portfolio, 4.64%(b)(c)	11,219,680
Total Short-Term Investments (Cost $17,807,569)		17,807,569
Total Investments 102.3% (Cost $398,196,681)		505,772,123
Liabilities Less Other Assets (2.3)%		(11,367,338)
Net Assets 100.0%		$494,404,785

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  (cont’d)
*	Non-income producing security.
(a)
All or a portion of this security is on loan at November 30, 2024. Total value of all such securities at
November 30, 2024 amounted to $16,783,575, collateralized by cash collateral of $11,219,680 and non-cash (U.S. Treasury Securities) collateral of $5,754,952 for the Fund.

(b)	Represents 7-day effective yield as of November 30, 2024.
(c)	Represents investment of cash collateral received from securities lending.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$485,233,536	$—	$—	$485,233,536
Exchange-Traded Funds	2,731,018	—	—	2,731,018
Short-Term Investments	—	17,807,569	—	17,807,569
Total Investments	$487,964,554	$17,807,569	$—	$505,772,123

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 98.2%
Banks 3.8%
651,414	Bank of America Corp.	$30,948,679
122,524	JPMorgan Chase & Co.	30,596,693
		61,545,372
Broadline Retail 8.9%
684,625	Amazon.com, Inc.*	142,326,691
Capital Markets 5.3%
445,206	Interactive Brokers Group, Inc. Class A	85,074,415
Chemicals 1.6%
63,094	Sherwin-Williams Co.	25,073,556
Communications Equipment 2.1%
82,980	Arista Networks, Inc.*	33,674,944
Consumer Staples Distribution & Retail 1.2%
20,175	Costco Wholesale Corp.	19,607,679
Diversified Telecommunication Services 1.8%
128,024	Space Exploration Technologies Corp. Class A*#(a)(b)	14,338,688
137,408	Space Exploration Technologies Corp. Class C*#(a)(b)	15,389,696
		29,728,384
Electrical Equipment 0.5%
523,919	Vestas Wind Systems AS*	8,154,989
Electronic Equipment, Instruments & Components 1.2%
48,058	Zebra Technologies Corp. Class A*	19,559,606
Financial Services 13.4%
32	Berkshire Hathaway, Inc. Class A*	23,169,280
169,003	Berkshire Hathaway, Inc. Class B*	81,631,829
170,265	Fiserv, Inc.*	37,621,754
138,390	MasterCard, Inc. Class A	73,753,567
		216,176,430
Ground Transportation 1.3%
585,980	CSX Corp.	21,417,569
Health Care Equipment & Supplies 0.7%
51,695	Becton Dickinson & Co.	11,471,121
Health Care Providers & Services 6.1%
158,353	Cencora, Inc.	39,833,697
146,583	Cigna Group	49,515,737
Number of Shares		Value
Health Care Providers & Services – cont'd
13,699	UnitedHealth Group, Inc.	$8,359,130
		97,708,564
Hotels, Restaurants & Leisure 2.7%
1,270,079	Compass Group PLC	43,563,049
Household Products 1.6%
259,589	Colgate-Palmolive Co.	25,084,085
Insurance 3.2%
191,861	Progressive Corp.	51,587,586
Interactive Media & Services 7.6%
726,569	Alphabet, Inc. Class A	122,753,833
IT Services 5.6%
337,848	GoDaddy, Inc. Class A*	66,748,629
668,952	Kyndryl Holdings, Inc.*	23,219,324
		89,967,953
Life Sciences Tools & Services 1.6%
63,550	Danaher Corp.	15,232,300
50,443	IQVIA Holdings, Inc.*	10,130,972
		25,363,272
Machinery 1.2%
189,364	Otis Worldwide Corp.	19,500,705
Multi-Utilities 1.1%
1,349,333	National Grid PLC	17,071,326
Oil, Gas & Consumable Fuels 0.9%
557,870	Coterra Energy, Inc.	14,906,286
Pharmaceuticals 1.1%
62,365	Roche Holding AG	18,094,773
Semiconductors & Semiconductor Equipment 5.2%
288,094	Applied Materials, Inc.	50,332,902
161,692	Texas Instruments, Inc.	32,504,943
		82,837,845
Software 9.5%
37,124	Intuit, Inc.	23,823,584
302,889	Microsoft Corp.	128,261,376
		152,084,960
Specialty Retail 1.8%
29,777	Home Depot, Inc.	12,778,204
131,066	TJX Cos., Inc.	16,473,686
		29,251,890
Technology Hardware, Storage & Peripherals 3.0%
200,591	Apple, Inc.	47,606,262
Trading Companies & Distributors 4.2%
35,564	United Rentals, Inc.	30,798,424
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Trading Companies & Distributors – cont'd
30,192	W.W. Grainger, Inc.	$36,391,625
		67,190,049

Total Common Stocks (Cost $686,127,257)		1,578,383,194
Preferred Stocks 1.5%
Diversified Telecommunication Services 1.5%
21,111	Space Exploration Technologies Corp., Series E*#(a)(b) (Cost $17,099,910)	23,644,320
Principal Amount

Short-Term Investments 0.2%
Certificates of Deposit 0.0%(c)
$100,000	Carver Federal Savings Bank, 1.25%, due 12/23/2024	100,000
Principal Amount		Value
Certificates of Deposit – cont'd
$250,000	Self Help Credit Union, 0.10%, due 2/16/2025	$250,000
250,000	Self Help Federal Credit Union, 0.10%, due 12/1/2024	250,000
		600,000
Number of Shares
Investment Companies 0.2%
2,774,755	State Street Institutional Treasury Money Market Fund Premier Class, 4.57%(d)	2,774,755
Total Short-Term Investments (Cost $3,374,755)		3,374,755
Total Investments 99.9% (Cost $706,601,922)		1,605,402,269
Other Assets Less Liabilities 0.1%		1,394,972
Net Assets 100.0%		$1,606,797,241

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of November 30, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at November 30, 2024 amounted to $53,372,704, which represents 3.3% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Represents 7-day effective yield as of November 30, 2024.
#  This security is subject to restrictions on resale. Total value of all such securities at November 30, 2024 amounted to $53,372,704, which represents 3.3% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 11/30/2024	Fair Value Percentage of Net Assets as of 11/30/2024
Space Exploration Technologies Corp. (Series E Preferred Shares)	11/7/2023	$17,099,910	$23,644,320	1.5%
Space Exploration Technologies Corp. Class A	8/18/2023	10,369,944	14,338,688	0.9%
Space Exploration Technologies Corp. Class C	8/18/2023	11,130,048	15,389,696	0.9%
Total		$38,599,902	$53,372,704	3.3%
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Diversified Telecommunication Services	$—	$—	$29,728,384	$29,728,384
Other Common Stocks#	1,548,654,810	—	—	1,548,654,810
Total Common Stocks	1,548,654,810	—	29,728,384	1,578,383,194
Preferred Stocks#	—	—	23,644,320	23,644,320
Short-Term Investments	—	3,374,755	—	3,374,755
Total Investments	$1,548,654,810	$3,374,755	$53,372,704	$1,605,402,269

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2024
Investments in Securities:
Common Stocks(1)	$29,728	$—	$—	$—	$—	$—	$—	$—	$29,728	$—
Preferred Stocks(1)	23,644	—	—	—	—	—	—	—	23,644	—
Total	$53,372	$—	$—	$—	$—	$—	$—	$—	$53,372	$—

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 11/30/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$29,728,384	Market Approach	Transaction Price	$112.00	$112.00	Increase
Preferred Stocks	23,644,320	Market Approach	Transaction Price	$112.00	$112.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 97.7%
Automobile Components 1.5%
3,933	Aptiv PLC*	$218,399
Building Products 5.4%
1,894	Trane Technologies PLC	788,321
Capital Markets 1.2%
1,099	Intercontinental Exchange, Inc.	176,895
Chemicals 3.4%
2,023	Ecolab, Inc.	503,262
Commercial Services & Supplies 4.4%
707	Republic Services, Inc.	154,338
5,818	Tetra Tech, Inc.	241,505
2,261	Veralto Corp.	244,618
		640,461
Communications Equipment 4.9%
1,423	Motorola Solutions, Inc.	711,073
Containers & Packaging 6.6%
4,981	Ball Corp.	309,619
21,729	Graphic Packaging Holding Co.	653,826
		963,445
Electric Utilities 3.2%
5,880	NextEra Energy, Inc.	462,580
Electrical Equipment 1.7%
3,178	nVent Electric PLC	248,869
Electronic Equipment, Instruments & Components 3.6%
2,043	Coherent Corp.*	204,627
4,340	Trimble, Inc.*	316,690
		521,317
Financial Services 1.1%
5,345	HA Sustainable Infrastructure Capital, Inc.	167,619
Food Products 1.2%
4,370	Simply Good Foods Co.*	173,882
Ground Transportation 7.0%
4,040	Canadian Pacific Kansas City Ltd.	309,424
13,159	CSX Corp.	480,961
3,334	Uber Technologies, Inc.*	239,915
		1,030,300
Health Care Equipment & Supplies 7.3%
7,684	Baxter International, Inc.	259,028
7,031	Boston Scientific Corp.*	637,430
811	STERIS PLC	177,658
		1,074,116
Number of Shares		Value
Health Care Providers & Services 2.8%
1,252	HCA Healthcare, Inc.	$409,679
Household Products 1.8%
1,603	Clorox Co.	267,974
Independent Power and Renewable Electricity Producers 3.8%
17,412	Brookfield Renewable Corp. Class A	555,791
Life Sciences Tools & Services 3.5%
1,003	Danaher Corp.	240,409
513	Thermo Fisher Scientific, Inc.	271,700
		512,109
Machinery 13.2%
793	Deere & Co.	369,459
6,573	Pentair PLC	716,391
3,240	Westinghouse Air Brake Technologies Corp.	650,009
1,548	Xylem, Inc.	196,209
		1,932,068
Personal Care Products 2.2%
4,109	BellRing Brands, Inc.*	322,392
Pharmaceuticals 4.3%
439	Eli Lilly & Co.	349,159
2,801	Merck & Co., Inc.	284,693
		633,852
Professional Services 2.9%
1,426	Verisk Analytics, Inc.	419,543
Semiconductors & Semiconductor Equipment 5.0%
733	Analog Devices, Inc.	159,831
2,756	NVIDIA Corp.	381,017
2,774	ON Semiconductor Corp.*	197,287
		738,135
Software 5.7%
392	Intuit, Inc.	251,558
499	Palo Alto Networks, Inc.*	193,522
630	Tyler Technologies, Inc.*	396,376
		841,456

Total Common Stocks (Cost $10,677,592)		14,313,538
Rights 0.0%(a)
Health Care Equipment & Supplies 0.0%(a)
248	Contra Abiomed, Inc., CVR*(b) (Cost $253)	434
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 2.4%
Investment Companies 2.4%
347,442	State Street Institutional Treasury Money Market Fund Premier Class, 4.57%(c) (Cost $347,442)	$347,442
Total Investments 100.1% (Cost $11,025,287)		14,661,414
Liabilities Less Other Assets (0.1)%		(15,406)
Net Assets 100.0%		$14,646,008

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	Represents 7-day effective yield as of November 30, 2024.
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks#	$14,313,538	$—	$—	$14,313,538
Rights(b)	—	—	434	434
Short-Term Investments	—	347,442	—	347,442
Total Investments	$14,313,538	$347,442	$434	$14,661,414

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The reconciliation between beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used is not presented as all values rounded to less than $1,000.
(b)
Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

November 30, 2024
Notes to Schedule of Investments Equity Fundsß (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman International Small Cap Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Growth Fund ("Large Cap Growth"), Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund, Neuberger Berman Sustainable Equity Fund and Neuberger Berman U.S. Equity Impact Fund (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, participatory notes, preferred stocks, warrants, rights, exchange-traded funds, exchange-traded options purchased and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit-specific details, relevant listed bond and preferred stock prices and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth

Notes to Schedule of Investments Equity Fundsß (Unaudited)  (cont’d)
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Publicly traded securities acquired via a private investment in public equity (PIPE) transaction are typically valued at a discount to the market price of an issuer's common stock. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up period and the volatility of the underlying security (Level 1 or Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
To facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company, Large Cap Growth formed NB A24 Guardian Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of Large Cap Growth and Large Cap Growth expects to remain its sole member.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth

Notes to Schedule of Investments Equity Fundsß (Unaudited)  (cont’d)
As of November 30, 2024, the value of Large Cap Growth’s investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets
$1,130,664	0.0%
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth

Notes to Schedule of Investments Equity Fundsß (Unaudited) (cont'd)
Legend

Investment Methods:
PIPE	= Private investment in public equity
Other Abbreviations:
ADR	= American Depositary Receipt
CVR	= Contingent Value Right
Management	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth